As filed with the Securities and Exchange Commission on December 1, 2000
                                       Registration Nos. 33-23512, 811-5629

                                    FORM N-1A

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

       Registration Statement under the Securities Act of 1933            [X]
                           Pre-Effective Amendment No.                    [ ]
                         Post-Effective Amendment No. 44                  [X]
                                     and/or

       Registration Statement under the Investment Company Act of 1940    [X]
                                Amendment No. 45
                        (Check appropriate box or boxes)

                                  THE GCG TRUST
                  (Exact Name of Registrant as Specified in Charter)
                               1475 Dunwoody Drive
                              West Chester, PA 19380
                      (Address of Principal Executive Offices)
                                  610-425-3400
                (Registrant's Telephone Number, including Area Code)

                               Marilyn Talman, Esq.
                       Golden American Life Insurance Company
                               1475 Dunwoody Drive
                              West Chester, PA 19380
                      (Name and Address of Agent for Service)
                                      ----------

                Approximate Date of Proposed Public Offering
  As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [ ] immediately upon filing pursuant to paragraph (b)
          [ ] on __________ pursuant to paragraph (b)
          [ ] 60 days after filing pursuant to paragraph (a)(1)
          [ ] on __________ pursuant to paragraph (a)(1)
          [X] 75 days after filing pursuant to paragraph (a)(2)
          [ ] on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                ----------

                           PART A

                      EXPLANATORY NOTE

This filing is only applicable to the International Equity Portfolio, which is a new series of the GCG Trust. The other prospectuses and Statements of Additional Information for the GCG Trust describing the 25 and 4 other portfolios were last updated by Amendment Nos. 42 and 43 to the Trust's Registration Statement filed on February 29, 2000 and July 14, 2000, respectively.

                          PROSPECTUS #1
                          THE  GCG  TRUST

PROSPECTUS
--------------------------------------------------------------------------------


THE GCG TRUST
February __, 2001






         INTERNATIONAL EQUITY SERIES







                                ING VARIABLE (LION LOGO) VARIABLE ANNUTITIES




--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE SEPARATE ACCOUNT. BOTH PROSPECTUSES SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


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                                TABLE OF CONTENTS
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IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION, WE REFER TO
THE GCG TRUST AS "THE GCG TRUST," AND TO A SERIES OF THE GCG TRUST INDIVIDUALLY AS A "PORTFOLIO" AND COLLECTIVELY AS THE "PORTFOLIOS."

                                              PAGE

INTRODUCTION
     Investing through your Variable
         Contract                               2
     Why Reading this Prospectus is
         Important                              2
     Types of Funds                             2
     General Risk Factors                       3

DESCRIPTION OF THE PORTFOLIO
     International Equity                       4

MORE INFORMATION
     A Word about Portfolio Diversity           7
     Additional Information about the
         Portfolio                              7
     Non-Principal Investments and
         Strategies                             7
     Temporary Defensive Positions              7
     Portfolio Turnover                         7
     Legal Counsel                              7
     Independent Auditors                       7

OVERALL MANAGEMENT OF THE TRUST
     The Adviser                                8
     Advisory Fee                               9

SHARE PRICE                                    10

TAXES AND DISTRIBUTIONS                        11

TO OBTAIN MORE INFORMATION                   Back

THE GCG TRUST TRUSTEES                       Back


AN INVESTMENT IN ANY PORTFOLIO OF THE GCG TRUST IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY.

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                                  INTRODUCTION
--------------------------------------------------------------------------------

INVESTING THROUGH YOUR VARIABLE CONTRACT                                 MONEY MARKET FUNDS.  Money market instruments (also known
Shares of the portfolios of the GCG Trust currently are sold to            as cash investments) are debt securities issued by
segregated asset accounts ("Separate Accounts") of insurance               governments, corporations, banks, or other financial
companies as funding choices for variable annuity contracts and            institutions.
variable life insurance policies ("Variable Contracts").  This
prospectus only describes the International Equity Portfolio, but        BOND FUNDS.  Bonds are debt securities representing loans
there are additional portfolios of the GCG Trust described in other        from investors. A bond fund's share price - and therefore
prospectuses.  Assets in the Separate Account are invested in              the value of your investment - can rise or fall in value
shares of the portfolios based on your allocation instructions.            because of changing interest rates or other factors.
The portfolio described in this prospectus may not be available
                                                                         STOCK FUNDS.  Stocks - which represent shares of ownership
BALANCED FUNDS.                                                            in a company - generally offer the greatest potential for
A balanced fund holds a mix of stocks, under your Variable Contract.       long-term growth of principal.  Many stocks also provide
You do not deal directly with the bonds, and sometimes, cash               regular dividends, which are generated by corporate
investments. A balanced fund portfolios to purchase or redeem shares.      profits.  While stocks have historically provided the
The accompanying Separate offers the convenience of investing in both      highest long-term returns, they have also exhibited the
stocks and Account prospectus describes your rights as a Variable          greatest short-term price fluctuations - so a stock fund
Contract bonds through a single fund. owner.                               has a higher risk of losing value over the short term.

WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the investment objective, risks and strategies of one of the portfolios of the GCG Trust. The investment objectives, risks and strategies of the other portfolios of the GCG Trust are described in other prospectuses. Reading the prospectus will help you to decide whether a portfolio is the right investment for you. We suggest that you keep this prospectus and the prospectus for the Separate Account for future reference.

TYPES OF FUNDS
The portfolios of the GCG Trust are generally classified among three major asset classes: stock, bond and money market.

  MONEY MARKET               BOND                     STOCK
    FUNDS                    FUNDS                    FUNDS

  |----------------------------------------------------------|
  | LOWER     <---------- RISK/RETURN ---------->     HIGHER |
  |----------------------------------------------------------|



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                            INTRODUCTION (CONTINUED)
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
GENERAL RISK FACTORS                                                     o INTEREST RATE RISK.  The prices of debt securities
Investing in the portfolio, as with an investment in any security,         generally tend to move in the opposite direction to
involves risk factors and special considerations.  A portfolio's           interest rates.  When interest rates are rising, the
risk is defined primarily by its principal investment strategies.          prices of debt securities tend to fall. When interest
An investment in the portfolio is not insured against loss of              rates are falling, the prices of debt securities tend to
principal.  As with any mutual fund, there can be no assurance that        rise. Generally, the longer the time until maturity, the
the portfolio will achieve its investment objective.  Investing in         more sensitive the price of a debt security is to
shares of the portfolio should not be considered a complete                interest rate changes.
investment program.  The share value of the portfolio will rise and
fall.                                                                    o CREDIT RISK.  A bond issuer (debtor) may fail to repay
It is important to keep in mind one of the main axioms of                  interest and principal in a timely manner.  The price of
investing:  The higher the risk of losing money, the higher the            a security a portfolio holds may fall due to changing
potential reward.  The lower the risk, the lower the potential             economic, political or market conditions or disappointing
reward.  As you consider an investment in the portfolio, you should        earnings results.
take into account your personal tolerance for investment risk.
                                                                         o CALL RISK.  During periods of falling interest rates, a
OVERALL RISK:                                                              bond issuer may "call," or repay, its high yielding bond
   o MANAGER RISK.  A portfolio manager of a portfolio may do a            before the bond's maturity date.  Forced to invest the
     mediocre or poor job in selecting securities.                         unanticipated proceeds at lower interest rates, a
                                                                           portfolio would experience a decline in income.

                                                                         o MATURITY RISK.  Interest rate risk will affect the price
RISK RELATED TO STOCK INVESTING:                                           of a fixed income security more if the security has a
   o MARKET AND COMPANY RISK.  The price of a security held by a           longer maturity because changes in interest rates are
     portfolio may fall due to changing economic, political or             increasingly difficult to predict over longer periods of
     market conditions or disappointing earnings results.  Stock           time. Fixed income securities with longer maturities will
     prices in general may decline over short or even extended             therefore be more volatile than other fixed income
     periods.  The stock market tends to be cyclical, with periods         securities with shorter maturities.  Conversely, fixed
     when stock prices generally rise and periods when stock prices        income securities with shorter maturities will be less
     generally decline.  Further, even though the stock market is          volatile but generally provide lower returns than fixed
     cyclical in nature, returns from a particular stock market            income securities with longer maturities.  The average
     segment in which a portfolio invests may still trail returns          maturity of a portfolio's fixed income investments will
     from the overall stock market.                                        affect the volatility of the portfolio's share price.

RISKS RELATED TO BOND INVESTING:                                         Because of these and other risks that may be particular
   o INCOME RISK.  A portfolio's income may fall due to falling          to a portfolio, your investment could lose or not make
     interest rates. Income risk is generally the greatest for           any money.
     short-term bonds, and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond
     income.




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                          DESCRIPTION OF THE PORTFOLIO
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INTERNATIONAL  EQUITY  PORTFOLIO

PORTFOLIO
MANAGER               ING Pilgrim Investments, Inc.

INVESTMENT
OBJECTIVE             Long-term growth of capital.

PRINCIPAL             Under normal conditions, the Portfolio invests at least
INVESTMENT            65% of its net assets in equity securities of issuers
STRATEGY              located in countries outside of the United States.  The
                      Portfolio generally invests at least 75% of its total
                      assets in common and preferred stocks, warrants and
                      convertible securities.  The Portfolio may invest in
                      companies located in countries with emerging securities
                      markets when the portfolio manager believes they present
                      attractive investment opportunities.  The Portfolio also
                      may invest up to 35% of its assets in securities of U.S.
                      issuers, including investment-grade debt securities.

                      The portfolio manager primarily uses "bottom-up" fundamental analysis to identify stocks that it believes offer good value relative to their peers in the same industry, sector or region. The portfolio manager also uses "top-down" analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the portfolio manager focuses on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures, especially cash flow and the cash flow return on capital.

                      The Portfolio invests primarily in equity securities of larger companies, which sometimes have more stable prices than smaller companies. However, the Portfolio may also invest in small and medium-sized companies.


PRINCIPAL             Any investment involves the possibility that you will lose
RISKS                 money or not make money. An investment in the Portfolio is subject to the following principal risks described under
                      "Introduction - General Risk Factors":

                           o  MANAGER RISK

                           o  MARKET AND COMPANY RISK

                      An investment in the Portfolio is subject to the following additional principal risks:

                           o FOREIGN INVESTMENT RISK. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the United States, and foreign controls on investments. In addition, the costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions. To the extent that the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be difficult to buy and sell securities in emerging market countries.




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                    DESCRIPTION OF THE PORTFOLIO (CONTINUED)
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                              To the extent that the Portfolio invests more than
                              25% of its total assets in one geographic region
                              or country, a portfolio may be more sensitive to
                              economic and other factors in that geographic
                              region or country than a more diversified fund.

                           o MEDIUM AND SMALL COMPANY RISK. Investing in securities of medium and small companies may involve greater risks than investing in larger, more established issuers. Medium and small companies may have limited product lines, markets or financial resources. Their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, medium and small companies are typically subject to greater changes in earnings and business prospects than are larger companies.
                              Consequently, the prices of medium and small company stocks tend to rise and fall in value more than other stocks. Although investing in smaller companies offers potential for above-average returns, the companies may not succeed, and the value of stock shares could decline significantly.

                           o MARKET TRENDS RISK. From time to time, the stock market may not favor the securities in which the Portfolio invests.

                           o  INABILITY TO SELL SECURITIES (LIQUIDITY RISK).
                              Securities of smaller and foreign companies trade in lower volume and may be less liquid than securities of larger U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

                           o DEBT SECURITIES RISK. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter maturities.

PERFORMANCE           The value of your shares in the Portfolio will fluctuate
                      depending on the Portfolio's investment performance.
                      Performance information is only shown for portfolios that
                      have had a full calendar year of operations. Since the
                      International Equity Portfolio has not commenced
                      operations, performance for previous calendar years is not available.

                      This prospectus does not describe all of the risks of every technique, strategy or temporary defensive position that the Portfolio may use. For such information, please refer to the Statement of Additional Information.

MORE ON THE           ING Pilgrim Investments, Inc. ("ING Pilgrim") serves as
PORTFOLIO             the portfolio manager to the Portfolio.  ING Pilgrim also
MANAGER               serves as an investment adviser to other registered
                      investment companies (or series thereof), as well as to
                      privately managed accounts.

                      ING Pilgrim is a wholly owned subsidiary of ReliaStar
                      Financial Corp. and an indirect wholly owned subsidiary of ING Groep, N.V., a publicly traded company based in The Netherlands with worldwide insurance and banking subsidiaries. As of September 30, 2000, ING Pilgrim managed over $20.7 billion in assets. The principal address of ING Pilgrim is 7337
                      East Doubletree Ranch Road, Scottsdale, Arizona
                      85258. ING Pilgrim is affiliated with DSI through their common ownership by ING Groep, N.V.



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                    DESCRIPTION OF THE PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------


                      The following persons at ING Pilgrim are primarily responsible for the day-to-day investment decisions of the Portfolio:


                      Name                           Position and Recent Business Experience
                      ----                           ---------------------------------------
                      Richard T. Saler               Senior Vice President and Director of
                                                     International Equity Investment Strategy
                                                     of ING Pilgrim.  From 1986 until July 2000,
                                                     Mr. Saler was Senior Vice President and
                                                     Director of International Equity Strategy
                                                     at Lexington Management Corporation ("Lexington"),
                                                     which was acquired by ING Pilgrim's parent
                                                     company in July 2000).


                      Phillip A. Schwartz            Senior Vice President and Director of
                                                     International Equity Investment Strategy
                                                     of ING Pilgrim.  Prior to joining ING Pilgrim
                                                     in July 2000, Mr. Schwartz was Senior
                                                     Vice President and Director of International
                                                     Equity Investment Strategy at Lexington (which
                                                     was acquired by ING Pilgrim's parent company
                                                     in July 2000).  Prior to 1993, Mr. Schwartz
                                                     was a Vice President of European Research Sales
                                                     with Cheuvreux de Virieu in Paris and New York.

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                                MORE INFORMATION
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A WORD ABOUT        The  Portfolio is diversified, as defined in the
PORTFOLIO           Investment Company Act of 1940.A diversified
DIVERSITY           portfolio may not, as to 75% of its total assets,
                    invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer
                    (other than U.S. government securities).

ADDITIONAL          The investment objective and certain of the investment
INFORMATION         restrictions of the portfolio in this prospectus and the
ABOUT THE           Statement of Additional Information are fundamental.
PORTFOLIO           This means they may not be modified or changed without
                    a vote of the shareholders.

                    The Statement of Additional Information is made a part of this prospectus. It identifies and discusses non-principal investment strategies and associated risks of each portfolio, as well as investment restrictions, secondary or temporary investments and associated risks, a description of how the bond rating system works and other information that may be helpful to you in your decision to invest. You may obtain a copy without charge by calling our Customer Service Center at 1-800-344-6864, or by downloading it from the Securities and Exchange Commission's website (http://www.sec.gov).

NON-PRINCIPAL       This prospectus does not describe various types of
INVESTMENTS         securities, strategies and practices which are available to,
AND STRATEGIES      but are not the principal focus of, the portfolio.  Such
                    non-principal investments and strategies are discussed in the Statement of Additional Information.

TEMPORARY           This prospectus does not describe temporary defensive
DEFENSIVE           positions.  The portfolio may depart from its principal
POSITIONS           investment strategies by temporarily investing for
                    defensive purposes when adverse market, economic or political conditions exist. While the portfolio invests defensively, it may not be able to pursue its investment objective. The portfolio's defensive investment position may not be effective in protecting its value. The types of defensive positions in which the portfolio may engage are identified and discussed, together with their risks, in the Statement of Additional Information.

PORTFOLIO           Before investing in the portfolio, you should review its
TURNOVER            portfolio turnover rate for an indication of the
                    potential effect of transaction costs on the portfolio's future returns. In general, the greater the volume of buying and selling by the portfolio, the greater the impact that brokerage commissions and other transaction costs will have on its return.

                    Portfolio turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of portfolio securities owned by the portfolio during the year. Securities whose maturities at the time of purchase were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if a portfolio sold and replaced securities valued at 100% of its total net assets within a one-year period.

LEGAL COUNSEL       Sutherland Asbill & Brennan LLP, located at 1275
                    Pennsylvania Avenue, N.W., Washington, D.C. 20004.

INDEPENDENT         Ernst & Young LLP, located at Two Commerce Square, Suite
AUDITORS            4000, 2001 Market Street, Philadelphia, Pennsylvania 19103.

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                         OVERALL MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

THE ADVISER           Directed Services, Inc. ("DSI") is the overall adviser to
                      the GCG Trust. DSI is a New York corporation and a wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands. DSI is registered with the Securities and Exchange Commission as an investment adviser and a broker-dealer. DSI is the principal underwriter and distributor of the Variable
                      Contracts that Golden American Life Insurance Company issues. The address of DSI is 1475 Dunwoody Drive,
                      West Chester, Pennsylvania 19380.

                      DSI has overall responsibility for hiring portfolio managers and for periodically monitoring their performance. DSI considers performance records in light of a portfolio's investment objectives and policies. The GCG Trust pays DSI an advisory fee for its services. Out of this advisory fee, DSI in turn pays the portfolio managers their respective portfolio management fee.

                      In addition to advisory services, DSI provides administrative and other services necessary for the ordinary operation of the portfolios.
                      DSI procures and pays for the services and information necessary to the proper conduct of the portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, dividend disbursing, auditing, and ordinary legal services. DSI also acts as liaison among the various service providers to the portfolios, including the custodian, portfolio accounting agent, portfolio managers, and the insurance company or companies to which the portfolios offer their shares. DSI also ensures that the portfolios operate in compliance with applicable legal requirements and monitors the portfolio managers for compliance with requirements under applicable law and with the investment policies and restrictions of the portfolios. DSI does not bear the expense of brokerage fees and other transactional expenses for securities or other assets (which are generally considered part of the cost for the assets), taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

                      DSI has full investment discretion and has ultimate authority to make all determinations with respect to the investment of a portfolio's assets and the purchase and sale of portfolio securities for one or more portfolios.

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                   OVERALL MANAGEMENT OF THE TRUST (CONTINUED)
--------------------------------------------------------------------------------

ADVISORY FEE          The GCG Trust pays DSI an advisory fee, payable monthly,
                      based on the average daily net assets of a portfolio.

                      ADVISORY FEE. The Trust pays DSI an advisory fee at the following annual rate (based on the average daily net assets of the portfolio):

                        |---------------------------------------------------------------------|
                        |                                   ADVISORY FEE (AS A PERCENTAGE     |
                        | PORTFOLIO                         OF AVERAGE NET ASSETS)            |
                        |---------------------------------------------------------------------|
                        |                                                                     |
                        | International Equity Portfolio    1.25% of first $500 million; and  |
                        |                                   1.05% of the amount in excess of  |
                        |                                       $500 million.                 |
                        |---------------------------------------------------------------------|


                      Out of the advisory fee, DSI in turn pays, on a monthly basis, the portfolio manager a portfolio management fee for its services.

                      The GCG Trust is distinct in that the portfolio's expense structure is simpler and more predictable than that of most mutual funds. DSI PAYS MANY OF THE ORDINARY EXPENSES
                      FOR THE PORTFOLIO, INCLUDING CUSTODIAL, ADMINISTRATIVE,
                      TRANSFER AGENCY, PORTFOLIO ACCOUNTING, AUDITING, AND
                      ORDINARY LEGAL EXPENSES. MOST MUTUAL FUNDS PAY FOR THESE
                      EXPENSES DIRECTLY FROM THEIR OWN ASSETS.


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                                   SHARE PRICE
--------------------------------------------------------------------------------

                      Purchase and redemption orders ("orders") are accepted only on days on which the New York Stock Exchange ("NYSE") is open for business ("a business day").

                      The portfolio's share price ("net asset value" or "NAV"), is calculated each business day after the close of trading
                      (generally 4 p.m. Eastern time) on the NYSE. Therefore, orders received by the Trust via insurance company
                      Separate Accounts on any business day prior to the close of NYSE trading will receive the price calculated at the close of trading that day. Orders received by a Separate Account after the close of trading on a business day, but prior to the close of business on the next business day, will receive the price calculated at the close of trading on that next business day.

                      The net asset values per share of the portfolio fluctuates in response to changes in market conditions and other factors.



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                             SHARE PRICE (CONTINUED)
--------------------------------------------------------------------------------

                      The portfolio's securities are valued based on market value. Market value is determined based on the last reported sales price or, if no sales are reported, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. If market quotations are not available, securities are valued at their fair value as determined in good faith by, or under the direction of, the Board of Trustees. Instruments maturing in sixty days or less may be valued using the amortized cost method of valuation. The value of a foreign security is determined in its national currency based upon the price on the foreign exchange at close of business. Securities traded in over-the-counter markets outside the United States are valued at the last available price in the over-the-counter market before the time of valuation.

                      Debt securities,
                      including those to be purchased under firm commitment agreements (other than obligations having a maturity sixty days or less at their date of acquisition valued under the amortized cost method), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
                      Debt obligations having a maturity of sixty days or less may be valued at amortized cost unless the portfolio manager believes that amortized cost does not approximate market value.

                      When the portfolio writes a put or call option, the amount of the premium is included in the portfolio's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the option. The premium a portfolio pays for an option is recorded as an asset, and subsequently adjusted to market value. Futures and options traded on commodities exchanges or boards of trade are valued at their closing settlement price on such exchange or board of trade.
                      Foreign securities quoted in foreign currencies generally are valued at translated foreign market closing prices.

                      Trading in securities on exchanges and over-the-counter markets in European and Pacific Basin countries is normally completed well before 4:00 p.m. Eastern time.
                      The calculation of the net asset value of a portfolio investing in foreign securities may not take place contemporaneously with the determination of the prices of the securities included in the calculation.
                      Because the portfolio may invest in securities that are primarily listed on foreign exchanges, the value of the portfolio's shares may change on days when the separate account will not be able to purchase or redeem shares. Further, the prices of foreign securities are determined using information derived from pricing services and other sources. Prices derived under these procedures will be used in determining daily net asset value. Information that becomes known to the GCG Trust or its agents after the time that the net asset value is calculated on any business day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events that may affect the value of these securities that occur between the time their prices are determined and the time the portfolio's net asset value is determined may not be reflected in the calculation of net asset value of the portfolio unless DSI or the portfolio manager, acting under authority delegated by the Board of Trustees, deems that the particular event would materially affect net asset value. In this event, the securities would be valued at fair market value as determined in good faith by DSI or the portfolio manager acting under the direction of the Board.



--------------------------------------------------------------------------------
                             TAXES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

                      The GCG Trust pays net investment income, if any, on your shares of the portfolio annually. Any net realized long-term capital gains for the portfolio will be declared and paid at least once annually. Net realized short-term gains may be declared and paid more frequently. We will automatically reinvest any distributions made by any portfolio in additional shares of the portfolio, unless the separate account of your insurance company makes an election to receive distributions in cash. Dividends or distributions by the portfolio will reduce the per share net asset value by the per share amount paid.

                      The portfolio intends to qualify and expects to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As a qualified regulated investment company, the portfolio is generally not subject to federal income tax on the part of its investment company taxable income (including any net capital gains) which it distributes to shareholders. It is the portfolio's intention to distribute all such income and gains.

                      Shares of the portfolio are offered to the Separate
                      Accounts of insurance companies. Under the Code, an insurance company pays no tax with respect to income of a qualifying Separate Account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. Under current tax law, your gains under your Contract are taxed only when you take them out. Contract purchasers should review the Contract prospectus for a discussion of the tax treatment applicable to holders of the Contracts.

                      The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you. Please refer to the Statement of Additional Information for more information about the tax status of the portfolio. You should consult with your tax adviser for more detailed information regarding taxes applicable to the Contracts.


TO  OBTAIN                                      THE  GCG  TRUST
MORE  INFORMATION                               TRUSTEES

A Statement of Additional Information,          Barnett Chernow, Chairman
dated February __, 2001, has been filed               and Trustee
with the Securities and Exchange
Commission ("SEC") and is made a part           John R. Barmeyer, Trustee
of this prospectus by reference.
                                                J. Michael Earley, Trustee
Additional information about the
GCG Trust's investments is available in         R. Barbara Gitenstein, Trustee
the GCG Trust's annual and semi-annual
reports to shareholders. In the annual          Robert A. Grayson, Trustee
report, you will find a discussion of
the market conditions and investment            Elizabeth J. Newell, Trustee
strategies that significantly affected
the GCG Trust's performance during its          Stanley B. Seidler, Trustee
last fiscal year.
                                                Roger B. Vincent, Trustee
To obtain a free copy of these
documents or to make inquiries about the
portfolios, please write to our Customer
Service Center at P.O. Box 2700, West
Chester, Pennsylvania 19380 or call
(800) 366-0066.

Information about the GCG Trust can be
reviewed and copied at the SEC Public
Reference Room in Washington, D.C.
Information about the operation of the
Public Reference Room may be obtained
by calling the SEC at 1-202-942-8090.
Reports and other information about the
GCGTrust are available on the EDGAR
Database on the SEC's Internet Site
at HTTP://WWW.SEC.GOV. You may obtain
copies of information
for a duplicating fee by electronic
request at the following E-mail address:
PUBLICINFO@SEC.GOV, or by writing the
SEC's Public Reference Section,
Washington, D.C. 20549-0102.




                             ING VARIABLE ANNUITIES
--------------------------------------------------------------------------------


108217    2/01                                             SECFile No. 811-5629


                           PART B
            STATEMENT OF ADDITIONAL INFORMATION





                                  THE GCG TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                           INTERNATIONAL EQUITY SERIES

                                FEBRUARY __, 2001

This Statement of Additional Information pertains to the Portfolio listed above, which is a separate series of The GCG Trust. This Statement of Additional
Information is not a prospectus. It should be read in conjunction with the prospectus dated February __, 2001, which is incorporated by reference herein.
The information in this Statement of Additional Information expands on information contained in the prospectus. The prospectus can be obtained without charge by contacting the Manager at the phone number or address below.

                                                  DIRECTED SERVICES, INC.
                               1475 Dunwoody Drive

                        West Chester, Pennsylvania 19380

                                 (800) 447-3644






                                TABLE OF CONTENTS

                                                                         Page

INTRODUCTION  ........................................................
DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES...................
     FIXED INCOME SECURITIES..........................................
     U.S. Government Securities.......................................
     Debt Securities..................................................
     Brady Bonds......................................................
     Banking Industry and Savings Industry Obligations................
     Commercial Paper.................................................
     Sovereign Debt...................................................
     Mortgage-Backed Securities.......................................
     Collateralized Mortgage Obligations..............................
     Agency Mortgage Securities.......................................
         GNMA Certificates............................................
         FNMA & FHLMC Mortgage-Backed Obligations.....................
     Privately-Issued Mortgage-Backed Securities......................
     Asset-Backed Securities..........................................
     Subordinated Mortgage Securities.................................
     Zero-Coupon and Payment-In-Kind Bonds............................
     EQUITY INVESTMENTS...............................................
     Common Stock and Other Equity Securities.........................
     Preferred Stock..................................................
     Convertible Securities...........................................
     Warrants ........................................................
     DERIVATIVES......................................................
     Futures Contracts and Options on Futures Contracts...............
         General Description of Futures Contracts.....................
     Interest Rate Futures Contracts..................................
     Options on Futures Contracts.....................................
     Stock Index Futures Contracts....................................
     Limitations......................................................
     OPTIONS ON SECURITIES AND SECURITIES INDEXES.....................
     Purchasing Options on Securities.................................
     Risks of Options Transactions....................................
     Writing Covered Call and Secured Put Options.....................
     Options on Securities Indexes....................................
     Over-the-Counter Options.........................................
     Risks Associated with Futures and Futures Options................
     Swaps............................................................
     Variable and Floating Rate Securities............................
     Lease Obligation Bonds...........................................
     Structured Securities............................................
     Indexed Securities...............................................
     Hybrid Instruments...............................................

                                        (i)


     Dollar Roll Transactions.........................................
     When-Issued or Delayed Delivery Securities.......................
     FOREIGN INVESTMENTS..............................................
     Foreign Securities...............................................
     Foreign Currency Transactions....................................
     Options on Foreign Currencies....................................
     Currency Management..............................................
     Equity and Debt Issued or Guaranteed
         by Supranational Organizations...............................
     Exchange Rate-Related Securities.................................
     OTHER INVESTMENT PRACTICES AND RISKS.............................
     Repurchase Agreements............................................
     Reverse Repurchase Agreements....................................
     Other Investment Companies.......................................
     Short Sales......................................................
     Short Sales Against the Box......................................
     Illiquid Securities..............................................
     Restricted Securities............................................
     Borrowing........................................................
     Lending Portfolio Securities.....................................
     Real Estate Investment Trusts....................................
         Risks Associated with the Real Estate Industry...............
     Small Companies..................................................
     Strategic Transactions...........................................
     Special Situations...............................................
     Temporary Defensive Investments..................................
INVESTMENT RESTRICTIONS...............................................
     Fundamental Investment Restrictions..............................
     Non-Fundamental Investment Restrictions..........................
MANAGEMENT OF THE TRUST...............................................
     The Management Agreement.........................................
     Portfolio Manager................................................
     Distribution of Trust Shares.....................................
     Codes of Ethics..................................................
PORTFOLIO TRANSACTIONS AND BROKERAGE..................................
     Investment Decisions.............................................
     Brokerage and Research Services..................................
NET ASSET VALUE.......................................................
PERFORMANCE INFORMATION...............................................


                                        (ii)


TAXES.................................................................
OTHER INFORMATION.....................................................
     Capitalization...................................................
     Voting Rights....................................................
     Purchase of Shares...............................................
     Redemption of Shares.............................................
     Exchanges........................................................
     Custodian and Other Service Providers............................
     Independent Auditors.............................................
     Counsel  ........................................................
     Registration Statement...........................................
     Financial Statements.............................................
APPENDIX  1:  DESCRIPTION OF BOND RATINGS.............................   A-1






                                 INTRODUCTION

     This Statement of Additional Information is designed to elaborate upon information contained in the Prospectus for the Portfolio, including the discussion of certain securities and investment techniques. The more detailed information contained herein is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of some of the Portfolio's securities and some investment techniques. Some of the Portfolio's investment techniques are described only in the Prospectus and are not repeated herein. Captions and defined terms in this Statement of Additional Information generally correspond to like captions and terms in the Portfolio's Prospectus. Terms not defined herein have the meanings given them in the Prospectus.

               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

FIXED INCOME INVESTMENTS

U.S. GOVERNMENT SECURITIES

     U.S. government securities are obligations of, or are guaranteed by, the U.S. government, its agencies or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Securities guaranteed by the U.S. government include: federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, described in the section on "Mortgage-Backed Securities," and Federal Housing Administration debentures). In guaranteed securities, the U.S. government unconditionally guarantees the payment of principal and interest, and thus they are of the highest credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. government is obligated to or guarantees to pay them in full.

     Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the Treasury.
However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land
Banks, Farmers Home Administration, Federal National Mortgage Association
("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan
Mortgage Association, Central Bank for Cooperatives, Federal Intermediate Credit
Banks, and Federal Home Loan Banks.

     The Portfolio may also purchase obligations of the International Bank for Reconstruction and Development, which, while technically not a U.S. government agency or instrumentality, has the right to borrow from the participating countries, including the United States.

DEBT SECURITIES

     The Portfolio may invest in corporate debt securities. Corporate debt securities include corporate bonds, debentures, notes and other similar corporate debt instruments, including convertible securities.

     The investment return on a corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There is also a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the high degree of security with respect to payment of principal
and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

     New issues of certain debt securities are often offered on a when-issued or firm-commitment basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally takes place after the customary settlement time. The value of when-issued securities or securities purchased on a firm-commitment basis may vary prior to and after delivery depending on market conditions and changes in interest rate levels. However, the Portfolio will not accrue any income on these securities prior to delivery. The Portfolio will maintain in a segregated account with its custodian an amount of cash or high quality debt securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the when-issued securities or securities purchased on a firm-commitment basis.

     Moody's or Standard and Poor's do not rate many securities of foreign issuers; therefore, the selection of such securities depends, to a large extent, on the credit analysis performed or used by the Portfolio's Manager.

BRADY BONDS

     "Brady Bonds," are created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds are not considered U.S.
government securities and are considered speculative. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and are actively traded in the over-the-counter secondary market.

     Certain Brady bonds may be collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of the bonds, although the collateral is not available to investors until the final maturity of the bonds. Collateral purchases are financed by the International Monetary Fund, the World Bank and the debtor nation's reserves.
Although Brady bonds may be collateralized by U.S. government securities, the U.S. government does not guarantee the repayment of principal and interest. In light of the residual risk of Brady bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities in countries issuing Brady bonds, investments in Brady bonds may be viewed as speculative. Brady bonds acquired by a Portfolio might be subject to restructuring arrangements or to requests for new credit, which may reduce the value of the Brady bonds held by the Portfolio.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

     The Portfolio may invest in (1) certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and in (2) certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&Ls"). The Portfolio may invest in obligations of foreign branches of commercial banks and foreign banks regardless of whether the securities are U.S. dollar-denominated. See "Foreign
Securities" discussion in this Statement of Additional Information for further information regarding risks attending investment in foreign securities.

     Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. The Portfolio will not invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), if, in the aggregate, more than 15% of its assets would be invested in such deposits, in repurchase agreements maturing in more than seven days, and in other illiquid assets.

     Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks.
Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality.

     The Portfolio will not invest in obligations issued by a commercial bank or S&L unless:

        (i) the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or Standard and Poor's, or, if the institution has no outstanding securities rated by Moody's or Standard & Poor's, it has, in the determination of the Portfolio
             Manager, similar creditworthiness to institutions having outstanding securities so rated;

        (ii) in the case of a U.S. bank or S&L, its deposits are insured by the FDIC or the Savings Association Insurance Fund ("SAIF"), as the case may be; and

        (iii)in the case of a foreign bank, the security is, in the determination of the Portfolio Manager, of an investment quality comparable with other debt securities which may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

COMMERCIAL PAPER

     The Portfolio may invest in commercial paper (including variable amount master demand notes and extendable command notes ("ECN")), denominated in U.S.
dollars, issued by U.S. corporations or foreign corporations. Unless otherwise indicated in the investment policies for a Portfolio, it may invest in commercial paper (i) rated, at the date of investment, Prime-1 or Prime-2 by Moody's or A-1 or A-2 by Standard & Poor's; (ii) if not rated by either Moody's or Standard & Poor's, issued by a corporation having an outstanding debt issue rated AA or better by Moody's or AA or better by Standard & Poor's; or (iii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which the Portfolio may invest.

     Commercial paper obligations may include variable amount master demand notes. These notes are obligations that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The lender has the right to increase or to decrease the amount under the note at any time up to the full amount provided by the note agreement;
and the borrower may prepay up to the full amount of the note without penalty.
Because variable amount master demand notes are direct lending arrangements between the lender and borrower, and because no secondary market exists for those notes, such instruments will probably not be traded. However, the notes are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with master demand note arrangements, the Portfolio Manager will monitor, on an ongoing basis, the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Portfolio Manager also will consider the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's; the Portfolio may invest in them only if the Portfolio
Manager believes that at the time of investment, the notes are of comparable quality to the other commercial paper in which the Portfolio may invest. Master demand notes are considered by the Portfolio to have a maturity of one day, unless the Portfolio Manager has reason to believe that the borrower could not make immediate repayment upon demand. See the Appendix for a description of Moody's and Standard & Poor's ratings applicable to commercial paper. For purposes of limitations on purchases of restricted securities, commercial paper issued pursuant to Section 4(2) of the 1933 Act as part of a private placement that meets liquidity standards under procedures adopted by the Board shall not be considered to be restricted.

SOVEREIGN DEBT

     Debt obligations known as "sovereign debt" are obligations of governmental issuers in emerging market countries and industrialized countries. The Portfolio may invest in obligations issued or guaranteed by a foreign government or its political subdivisions, authorities, agencies, or instrumentalities, or by supranational entities, which, at the time of investment, are rated A or better by Standard & Poor's or Moody's or, if not rated by Standard & Poor's or Moody's, determined by the Portfolio Manager to be of equivalent quality.

     Certain emerging market countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

     A governmental entity's willingness or ability to repay principal and pay interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the government's dependence on expected disbursements from third parties, the government's policy toward the International Monetary Fund and the political constraints to which a government may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a debtor's implementation of economic reforms or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the government debtor, which may further impair such debtor's ability or willingness to timely service its debts. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments.
There can be no assurance that the Brady Bonds and other foreign government debt securities in which the Portfolio may invest will not be subject to similar restructuring arrangements or to requests for new credit, which may adversely affect the Portfolio's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

MORTGAGE-BACKED SECURITIES

     The Portfolio may invest only in those mortgage-backed securities that meet its credit quality and portfolio maturity requirements. Mortgage-backed securities represent participation interests in pools of adjustable and fixed rate mortgage loans secured by real property.

     Unlike conventional debt obligations, mortgage-backed securities provide monthly payments derived from the monthly interest and principal payments
(including any prepayments) made by the individual borrowers on the pooled mortgage loans. The mortgage loans underlying mortgage-backed securities are generally subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment scenarios, the Portfolio may fail to recover the full amount of its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. Since faster than expected prepayments must usually be invested in lower yielding securities, mortgage-backed securities are less effective than conventional bonds in "locking" in a specified interest rate. In a rising interest rate environment, a declining prepayment rate may extend the average life of many mortgage-backed securities. Extending the average life of a mortgage-backed security reduces its value and increases the risk of depreciation due to future increases in market interest rates.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates
("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C
Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

     The Portfolio may invest in foreign mortgage-related securities. Foreign mortgage-related securities are interests in pools of mortgage loans made to residential home buyers domiciled in a foreign country. These include mortgage
loans made by trust and mortgage loan companies, credit unions, chartered banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations
(e.g., Canada Mortgage and Housing Corporation and First Australian National
Mortgage Acceptance Corporation Limited). The mechanics of these mortgage-related securities are generally the same as those issued in the United
States. However, foreign mortgage markets may differ materially from the U.S.
mortgage market with respect to matters such as the sizes of loan pools, pre-payment experience, and maturities of loans.

AGENCY MORTGAGE SECURITIES

     The Portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. government, foreign governments or any of their agencies, instrumentalities or sponsored enterprises. There are several types of agency mortgage securities currently available, including, but not limited to, guaranteed mortgage pass-through certificates and multiple class securities.

GNMA CERTIFICATES. Government National Mortgage Association ("GNMA") certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA is a wholly owned U.S. government corporation within the Department of Housing and Urban
Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.
Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Mortgage-backed securities issued by GNMA are described as "modified pass-through" securities.
These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.
Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian's policies for crediting missed payments while errant receipts are tracked down may vary. Other mortgage-backed securities, such as those of the Federal Home Loan Mortgage Corporation
("FHLMC") and the Federal National Mortgage Association ("FNMA"), trade in book-entry form and should not be subject to the risk of delays in timely payment of income.

     Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose the Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

     FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. Government-related guarantors
(i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. government. FNMA also issues REMIC Certificates, which represent an interest in a trust funded with FNMA Certificates. REMIC Certificates are guaranteed by FNMA, and not by the full faith and credit of the U.S. Government.

     FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA conventional (i.e., not insured or guaranteed by any government agency) purchases residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve
Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio.
FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default. PCs are not backed by the full faith and credit of the U.S. government.
As is the case with GNMA certificates, the actual maturity and realized yield on particular FNMA and FHLMC pass- through securities will vary based on the prepayment experience of the underlying pool of mortgages.

PRIVATELY-ISSUED MORTGAGE-BACKED SECURITIES

     Mortgage-backed securities may also be issued by trusts or other entities formed or sponsored by private originators of, and institutional investors in, mortgage loans and other foreign or domestic non-governmental entities (or represent custodial arrangements administered by such institutions). These private originators and institutions include domestic and foreign savings and loan associations, mortgage bankers, commercial banks, insurance companies, investment banks and special purpose subsidiaries of the foregoing. Privately issued mortgage-backed securities are generally backed by pools of conventional
(i.e., non-government guaranteed or insured) mortgage loans.

     These mortgage-backed securities are not guaranteed by an entity having the credit standing of a U.S. government agency. In order to receive a high quality rating, they normally are structured with one or more types of "credit enhancement." These credit enhancements fall generally into two categories: (1) liquidity protection and (2) protection against losses resulting after default by a borrower and liquidation of the collateral. Liquidity protection refers to the providing of cash advances to holders of mortgage-backed securities when a borrower on an underlying mortgage fails to make its monthly payment on time.
Protection against losses resulting after default and liquidation is designed to cover losses resulting when, for example, the proceeds of a foreclosure sale are insufficient to cover the outstanding amount on the mortgage. This protection may be provided through guarantees, insurance policies or letters of credit, through various means of structuring the transaction or through a combination of such approaches.

ASSET-BACKED SECURITIES

     Asset-backed securities represent individual interests in pools of consumer loans, home equity loans, trade receivables, credit card receivables, and other debt and are similar in structure to mortgage-backed securities. The assets are securitized either in a pass-through structure (similar to a mortgage
pass-through structure) or in a pay-through structure (similar to a CMO structure). Asset-backed securities may be subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of certain types of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Portfolio's ability to maintain positions in these securities will be affected by reductions in the principal amount of the securities resulting from prepayments, and the Portfolio must reinvest the returned principal at prevailing interest rates, which may be lower. Asset-backed securities may also be subject to extension risk during periods of rising interest rates.

     Asset-backed securities entail certain risks not presented by mortgage-backed securities. The collateral underlying asset-backed securities may be less effective as security for payments than real estate collateral.
Debtors may have the right to set off certain amounts owed on the credit cards or other obligations underlying the asset-backed security, or the debt holder may not have a first (or proper) security interest in all of the obligations backing the receivable because of the nature of the receivable or state or federal laws protecting the debtor. Certain collateral may be difficult to locate in the event of default, and recoveries on depreciated or damaged collateral may not fully cover payments due on these securities.

     The Portfolio may invest in any type of asset-backed security if the Portfolio Manager determines that the security is consistent with the Portfolio's investment objective and policies. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, investments in such new types of mortgage-backed securities may be considered for the Portfolios.

SUBORDINATED MORTGAGE SECURITIES

     Subordinated mortgage securities have certain characteristics and certain associated risks. In general, the subordinated mortgage securities in which the Portfolio may invest consist of a series of certificates issued in multiple classes with a stated maturity or final distribution date. One or more classes of each series may be entitled to receive distributions allocable only to principal, principal prepayments, interest or any combination thereof prior to one or more other classes, or only after the occurrence of certain events, and may be subordinated in the right to receive such distributions on such certificates to one or more senior classes of certificates. The rights associated with each class of certificates are set forth in the applicable pooling and servicing agreement, form of certificate and offering documents for the certificates.

     The subordination terms are usually designed to decrease the likelihood that the holders of senior certificates will experience losses or delays in the receipt of their distributions and to increase the likelihood that the senior certificate holders will receive aggregate distributions of principal and interest in the amounts anticipated. Generally, pursuant to such subordination terms, distributions arising out of scheduled principal, principal prepayments, interest or any combination thereof that otherwise would be payable to one or more other classes of certificates of such series (i.e., the subordinated certificates) are paid instead to holders of the senior certificates. Delays in receipt of scheduled payments on mortgage loans and losses on defaulted mortgage loans are typically borne first by the various classes of subordinated certificates and then by the holders of senior certificates.

     In some cases, the aggregate losses in respect of defaulted mortgage loans that must be borne by the subordinated certificates and the amount of the distributions otherwise distributable on the subordinated certificates that would, under certain circumstances, be distributable to senior certificate holders may be limited to a specified amount. All or any portion of distributions otherwise payable to holders of subordinated certificates may, in certain circumstances, be deposited into one or more reserve accounts for the benefit of the senior certificate holders. Since a greater risk of loss is borne by the subordinated certificate holders, such certificates generally have a higher stated yield than the senior certificates.

     Interest on the certificates generally accrues on the aggregate principal balance of each class of certificates entitled to interest at an applicable rate. The certificate interest rate may be a fixed rate, a variable rate based on current values of an objective interest index or a variable rate based on a weighted average of the interest rate on the mortgage loans underlying or constituting the mortgage assets. In addition, the underlying mortgage loans may have variable interest rates.

     Generally, to the extent funds are available, interest accrued during each interest accrual period on each class of certificates entitled to interest is distributable on certain distribution dates until the aggregate principal balance of the certificates of such class has been distributed in full.

     The amount of interest that accrues during any interest accrual period and over the life of the certificates depends primarily on the aggregate principal balance of the class of certificates, which, unless otherwise specified, depends primarily on the principal balance of the mortgage assets for each such period and the rate of payment (including prepayments) of principal of the underlying mortgage loans over the life of the trust.

     A series of certificates may consist of one or more classes as to which distributions allocable to principal will be allocated. The method by which the amount of principal to be distributed on the certificates on each distribution date is calculated and the manner in which such amount could be allocated among classes varies and could be effected pursuant to a fixed schedule, in relation to the occurrence of certain events or otherwise. Special distributions are also possible if distributions are received with respect to the mortgage assets, such as is the case when underlying mortgage loans are prepaid.

     A mortgage-related security that is senior to a subordinated residential mortgage security will not bear a loss resulting from the occurrence of a default on an underlying mortgage until all credit enhancement protecting such senior holder is exhausted. For example, the senior holder will only suffer a credit loss after all subordinated interests have been exhausted pursuant to the terms of the subordinated residential mortgage security. The primary credit risk to the Portfolio by investing in subordinated residential mortgage securities is potential losses resulting from defaults by the borrowers under the underlying mortgages. The Portfolio would generally realize such a loss in connection with a subordinated residential mortgage security only if the subsequent foreclosure sale of the property securing a mortgage loan does not produce an amount at least equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the interest that was not paid during the foreclosure period and all foreclosure expenses.

     The Portfolio Manager will seek to limit the risks presented by subordinated residential mortgage securities by reviewing and analyzing the characteristics of the mortgage loans that underlie the pool of mortgages securing both the senior and subordinated residential mortgage securities. The
Portfolio Manager has developed a set of guidelines to assist in the analysis of the mortgage loans underlying subordinated residential mortgage securities. Each pool purchase is reviewed against the guidelines. The Portfolio seeks opportunities to acquire subordinated residential mortgage securities where, in the view of the Portfolio Manager, the potential for a higher yield on such instruments outweighs any additional risk presented by the instruments. The
Portfolio Manager will seek to increase yield to shareholders by taking advantage of perceived inefficiencies in the market for subordinated residential mortgage securities.

     Credit enhancement for the senior certificates comprising a series is provided by the holders of the subordinated certificates to the extent of the specific terms of the subordination and, in some cases, by the establishment of reserve funds. Depending on the terms of a particular pooling and servicing agreement, additional or alternative credit enhancement may be provided by a pool insurance policy and/or other insurance policies, third party limited guaranties, letters of credit, or similar arrangements. Letters of credit may be available to be drawn upon with respect to losses due to mortgagor bankruptcy
and with respect to losses due to the failure of a master service to comply with its obligations, under a pooling and servicing agreement, if any, to repurchase a mortgage loan as to which there was fraud or negligence on the part of the mortgagor or originator and subsequent denial of coverage under a pool insurance policy, if any. A master service may also be required to obtain a pool insurance policy to cover losses in an amount up to a certain percentage of the aggregate principal balance of the mortgage loans in the pool to the extent not covered by a primary mortgage insurance policy by reason of default in payments on mortgage loans.

     A pooling and servicing agreement may provide that the depositor and master service could effect early termination of a trust, after a certain specified date or the date on which the aggregate outstanding principal balance of the underlying mortgage loans is less than a specific percentage of the original aggregate principal balance of the underlying mortgage loans by purchasing all of such mortgage loans at a price, unless otherwise specified, equal to the greater of a specified percentage of the unpaid principal balance of such mortgage loans, plus accrued interest thereon at the applicable certificate interest rate, or the fair market value of such mortgage assets. Generally, the proceeds of such repurchase would be applied to the distribution of the specified percentage of the principal balance of each outstanding certificate of such series, plus accrued interest, thereby retiring such certificates. Notice of such optional termination would be given by the trustee prior to such distribution date.

     The underlying trust assets are a mortgage pool generally consisting of mortgage loans on single, multi-family and mobile home park residential properties. The mortgage loans are originated by savings and loan associations, savings banks, commercial banks or similar institutions and mortgage banking companies.

     Various services provide certain customary servicing functions with respect to the mortgage loans pursuant to servicing agreements entered into between each service and the master service. A service duties generally include collection and remittance of principal and interest payments, administration of mortgage escrow accounts, collection of insurance claims, foreclosure procedures and, if necessary, the advance of funds to the extent certain payments are not made by the mortgagors and are recoverable under applicable insurance policies or from proceeds of liquidation of the mortgage loans.

     The mortgage pool is administered by a master service who (a) establishes requirements for each service, (b) administers, supervises and enforces the performance by the services of their duties and responsibilities under the servicing agreements, and (c) maintains any primary insurance, standard hazard insurance, special hazard insurance and any pool insurance required by the terms of the certificates. The master service may be an affiliate of the depositor and also may be the service with respect to all or a portion of the mortgage loans contained in a trust fund for a series of certificates.

ZERO-COUPON AND PAYMENT-IN-KIND BONDS

     Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

     The discount of zero-coupon and deferred interest bonds approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon bonds do not require the periodic payment of interest, deferred interest bonds provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations that make regular payments of interest. The Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

EURODOLLAR AND YANKEE DOLLAR INSTRUMENTS

     The Portfolio may invest in Eurodollar and Yankee Dollar instruments.
Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S.
issuers. See "Foreign Investments."

EQUITY INVESTMENTS

COMMON STOCK AND OTHER EQUITY SECURITIES

     Common stocks represent an equity (ownership) interest in a corporation.
This ownership interest generally gives the Portfolio the right to vote on measures affecting the company's organization and operations.

     Certain of the Portfolios may also buy securities such as convertible debt, preferred stock, warrants or other securities exchangeable for shares of common stock. In selecting equity investments for the Portfolio, the Manager or Portfolio Manager will generally invest the Portfolio's assets in industries and companies that it believes are experiencing favorable demand for their products and services and which operate in a favorable competitive and regulatory climate.

PREFERRED STOCK

     Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

CONVERTIBLE SECURITIES

     A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in Convertible Securities, the Portfolio seeks the opportunity, through the conversion feature, to participate in the capital appreciation of the common stock into which the securities are convertible, while earning a higher fixed rate of return than is available in common stocks.

WARRANTS

     The Portfolio may, from time to time, invest in warrants. Warrants are, in effect, long-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain period of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the losses of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other qualification as a regulated investment company and a Portfolio's intent to continue to qualify as such. The result of a hedging program cannot be foreseen and may cause the Portfolio to suffer losses that it would not otherwise sustain.

     Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Portfolio will lose its entire investment in such warrant. As a matter of operating policy, the International Equity Portfolio will invest no more than 5% of its net assets in warrants.

     The Portfolio may invest in "synthetic" convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, the Portfolio may purchase a non-convertible debt security and a warrant or option, which enables the fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the Portfolio generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value.
Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. The Portfolio will only invest in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

EURODOLLAR CONVERTIBLE SECURITIES

     The Portfolio may invest in Eurodollar convertible securities, which are fixed-income securities of a U.S. issuer or a foreign issuer that are issued outside the United States and are convertible into equity securities of the same or a different issuer. Interest and dividends on Eurodollar securities are payable in U.S. dollars outside of the United States. The Portfolio may invest without limitation in Eurodollar convertible securities that are convertible into foreign equity securities listed, or represented by ADRs listed, on the New
York Stock Exchange or the American Stock Exchange or convertible into publicly traded common stock of U.S. companies. The Portfolio may also invest up to 15% of its total assets invested in convertible securities, taken at market value, in Eurodollar convertible securities that are convertible into foreign equity securities which are not listed, or represented by ADRs listed, on such exchanges.

DERIVATIVES

     The Portfolio may invest in derivatives, which are securities and contracts whose value is based on performance of an underlying financial asset, index or other investment. The Portfolio's transactions in derivative instruments may include:

        o the purchase and writing of options on securities (including index options) and options on foreign currencies; o the purchase and sale of futures contracts based on financial, interest rate and securities indices, equity

        o securities or fixed income securities; and entering into forward contracts, swaps and swap related products, such as equity index, interest rate or currency swaps, and related caps, collars, floors and swap options.

     The success of transactions in derivative instruments depends on the Portfolio Manager's judgment as to their potential risks and rewards. Use of these instruments exposes the Portfolio to additional investment risks and
transaction costs. If the Portfolio Manager incorrectly analyzes market conditions or does not employ the appropriate strategy with these instruments, the Portfolio's return could be lower than if derivative instruments had not been used. Additional risks inherent in the use of derivative instruments include: adverse movements in the prices of securities or currencies and the possible absence of a liquid secondary market for any particular instrument. A
Portfolio could experience losses if the prices of its derivative positions correlate poorly with those of its other investments. The loss from investing in derivative instruments is potentially unlimited.

     The Portfolio may invest in derivatives for hedging purposes, to enhance returns, as a substitute for purchasing or selling securities, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings. Hedging involves using a security or contract to offset investment risk, and can reduce the risk of a position held in an investment portfolio. If the Portfolio Manager's judgment about fluctuations in securities prices, interest rates or currency prices proves incorrect, or the strategy does not correlate well with the Portfolio's investments, the use of derivatives could result in a loss to the Portfolio and may, in turn, increase the Portfolio's volatility. In addition, in the event that non-exchange traded derivatives are used, they could result in a loss if the counterparty to the transaction does not perform as promised.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     GENERAL DESCRIPTION OF FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for financial instruments, commodities futures contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument or commodities and the same delivery date. Where the Portfolio has sold a futures contract, if the offsetting purchase price is less than the original futures contract sale price, the Portfolio realizes a gain; if it is more, the Portfolio realizes a loss.

     INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month, at a price fixed in the contract.

     The Portfolio may purchase and sell interest rate futures as a hedge against adverse changes in debt instruments and other interest rate sensitive securities. As a hedging strategy the Portfolio might employ, the Portfolio would purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security, which the Portfolio intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Portfolio or avoided by taking delivery of the debt securities under the futures contract.

     The Portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates did rise, a decline in the value of the debt security held by the Portfolio would be substantially offset by the ability of the Portfolio to repurchase at a lower price the interest rate futures contract previously sold. While the Portfolio could sell the long-term debt security and invest in a short-term security, ordinarily the Portfolio would give up income on its investment, since long-term rates normally exceed short-term rates.


     OPTIONS ON FUTURES CONTRACTS. A futures option gives the Portfolio the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. A futures option may be closed out
(before exercise or expiration) by an offsetting purchase or sale of a futures option by the Portfolio.

     The Portfolio may use options on futures contracts in connection with hedging strategies. Generally these strategies would be employed under the same market conditions in which the Portfolio would use put and call options on debt securities, as described hereafter in "Options on Securities and Securities
Indexes."

FOREIGN CURRENCY FUTURES CONTRACTS

     The Portfolio may use foreign currency future contracts for hedging purposes. A foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a foreign currency at a specified price and time. A public market exists in futures contracts covering several foreign currencies, including the Australian dollar, the Canadian dollar, the British pound, the German mark, the Japanese yen, the Swiss franc, and certain multinational currencies such as the European Currency
Unit ("ECU"). Other foreign currency futures contracts are likely to be developed and traded in the future. The Portfolio will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     STOCK INDEX FUTURES CONTRACTS. A "stock index" assigns relative values to the common stock included in an index (for example, the Standard & Poor's 500
Index of Composite Stocks or the New York Stock Exchange Composite Index), and the index fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally purchased or sold.

     To the extent that changes in the value of the Portfolio corresponds to changes in a given stock index, the sale of futures contracts on that index
("short hedge") would substantially reduce the risk to the Portfolio of a market decline and, by so doing, provide an alternative to a liquidation of securities position, which may be difficult to accomplish in a rapid and orderly fashion.
Stock index futures contracts might also be sold:

        (1) when a sale of portfolio securities at that time would appear to be disadvantageous in the long-term because such liquidation would:
             (a) forego possible price appreciation, (b) create a situation in which the securities would be difficult to repurchase, or (c) create substantial brokerage commissions;

        (2) when a liquidation of the portfolio has commenced or is contemplated, but there is, in the Portfolio Manager's determination, a substantial risk of a major price decline before liquidation can be completed; or

        (3)  to close out stock index futures purchase transactions.

     Where the Portfolio anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against not participating in such advance at a time when the Portfolio is not fully invested. Such purchases would serve as a temporary substitute for the
purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

        (1) if the Portfolio is attempting to purchase equity positions in issues which it had or was having difficulty purchasing at prices considered by the Portfolio Manager to be fair value based upon the price of the stock at the time it qualified for inclusion in the portfolio, or

        (2)  to close out stock index futures sales transactions.

     As long as required by regulatory authorities, the Portfolio will limit its use of futures contracts and futures options to hedging transactions and other strategies as described under the heading "Limitations" in this section, in order to avoid being deemed a commodity pool. For example, the Portfolio might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Portfolio's securities or the price of the securities which the Portfolio intends to purchase. The
Portfolio's hedging may include sales of futures contracts as an offset against the effect of expected increases in interest rates and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce that Portfolio's exposure to interest rate fluctuations, the Portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options. See this Statement of Additional Information for a discussion of other strategies involving futures and futures options.

     If a purchase or sale of a futures contract is made by the Portfolio, it is required to deposit with its custodian a specified amount of cash and/or securities ("initial margin"). The margin required for a futures contract is set by the exchange or board of trade on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing Portfolio expects to earn interest income on its initial margin deposits.

     A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." The payment or receipt of the variation margin does not represent a borrowing or loan by the Portfolio but is settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will mark-to-market its open futures positions.

     The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts it writes. Such margin deposits will vary depending on the nature of the underlying futures contract (including the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

     LIMITATIONS. When purchasing a futures contract, the Portfolio must maintain with its custodian cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash
and/or liquid securities (including any margin) equal to the amount such option is "in-the-money" until the option expires or is closed out by the Portfolio. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price.

     The Portfolio may not maintain open short positions in futures contracts or call options written on futures contracts if, in the aggregate, the market value of all such open positions exceeds the current value of its portfolio securities, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the Portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities it owns, the value of those securities will be deducted from the current market value of the securities portfolio.

     In compliance with the requirements of the Commodity Futures Trading
Commission ("CFTC") under which an investment company may engage in futures transactions, the Trust will comply with certain regulations of the CFTC to qualify for an exclusion from being a "commodity pool." The regulations require that the Trust enter into futures and options (1) for "bona fide hedging" purposes, without regard to the percentage of assets committed to initial margin and options premiums, or (2) for other strategies, provided that the aggregate initial margin and premiums required to establish such positions do not exceed
5% of the liquidation value of a Portfolio, after taking into account unrealized profits and unrealized gains on any such contracts entered into.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

     PURCHASING OPTIONS ON SECURITIES. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller
("writer") of the option at a designated price during the term of the option.
The Portfolio may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value.
Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Portfolio would enable it to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Portfolio would continue to receive interest income on such security.

     The Portfolio may purchase call options on securities to protect against substantial increases in prices of securities the Portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. The
Portfolio may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transactional costs paid on the put or call option which is sold.

     The Portfolio may purchase long-term exchange traded equity options called
Long Term Equity Anticipation Securities ("LEAPs") and Buy Option Unitary
Derivatives ("BOUNDs"). LEAPs provide the holder the opportunity to participate in the underlying securities' appreciation in excess of a fixed dollar amount, BOUNDs provide a holder the opportunity to retain dividends on the underlying securities while potentially participating in underlying securities' capital appreciation up to a fixed dollar amount.

RISKS OF OPTIONS TRANSACTIONS

     The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Portfolio is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Portfolio will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Portfolio may be unable to close out a position. If the Portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to call options or their underlying securities, inadequacy of the facilities of national securities exchanges or the Options
Clearing Corporation due to a high trading volume or other event, and a decision by one or more national securities exchanges to discontinue the trading of call options or to impose restrictions on types of orders. The Portfolio may not purchase or sell options if more than 25% of its net assets would be hedged. The
Portfolio may write covered call options and secured put options to seek or generate income or lock in gains on up to 25% of its net assets.

     Since option premiums paid or received by the Portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying and selling put and call options offer large amounts of leverage. Thus, the leverage offered by trading in options could result in the Portfolio's net asset value being more sensitive to changes in the value of the underlying securities.

     WRITING COVERED CALL AND SECURED PUT OPTIONS. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, the Portfolio may write covered call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both.

     In order to earn additional income or to facilitate its ability to purchase a security at a price lower than the current market price of such security, the Portfolio may write secured put options. During the option period, the writer of a put option may be assigned an exercise notice by the broker-dealer through whom the option was sold requiring the writer to purchase the underlying security at the exercise price.

     The Portfolio may write a call or put option only if the option is "covered" or "secured" by the Portfolio holding a position in the underlying securities. This means that so long as the Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option or hold a call with the same exercise price, the same exercise period, and on the same securities as the written call. Alternatively, the Portfolio may maintain, in a segregated account with the Trust's custodian, cash and/or liquid securities with a value sufficient to meet its obligation as writer of the option. A put is secured if the Portfolio maintains cash and/or liquid securities with a value equal to the exercise price in a segregated account, or holds a put on the same underlying security at an equal or greater exercise
price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same Portfolio.

     OPTIONS ON SECURITIES INDEXES. The Portfolio may purchase or sell call and put options on securities indexes for the same purposes as it purchase or sells of options on securities. Options on securities indexes are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. When such options are written, the Portfolio is required to maintain a segregated account consisting of cash, cash equivalents or high grade obligations or the Portfolio must purchase a like option of greater value that will expire no earlier than the option sold.
Purchased options may not enable the Portfolio to hedge effectively against stock market risk if they are not highly correlated with the value of the Portfolio's securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market.

     OVER-THE-COUNTER OPTIONS. The Portfolio may write or purchase options in privately negotiated domestic or foreign transactions ("OTC Options"), as well as exchange-traded or "listed" options. OTC Options can be closed out only by agreement with the other party to the transaction, and thus any OTC Options purchased by the Portfolio may be considered an Illiquid Security. In addition, certain OTC Options on foreign currencies are traded through financial institutions acting as market-makers in such options and the underlying currencies.

     The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of a Portfolio's assets (the "SEC illiquidity ceiling"). Except as provided below, the Portfolios intend to write over-the-counter options only with primary U.S. government securities dealers recognized by the Federal
Reserve Bank of New York. Also, the contracts which such Portfolios have in place with such primary dealers will provide that each Portfolio has the absolute right to repurchase any option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by the Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value
(i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-money. The Portfolio will treat all or a part of the formula price as illiquid for purposes of the SEC illiquidity ceiling. The Portfolio may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.

     OTC Options entail risks in addition to the risks of exchange-traded options. Exchange-traded options are in effect guaranteed by the Options
Clearing Corporation, while the Portfolio relies on the party from whom it purchases an OTC Option to perform if the Portfolio exercises the option. With
OTC Options, if the transacting dealer fails to make or take delivery of the securities or amount of foreign currency underlying an option it has written, in accordance with the terms of that option, the Portfolio will lose the premium paid for the option as well as any anticipated benefit of the transaction.
Furthermore, OTC Options are less liquid than exchange-traded options.

     GENERAL. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.


     The premium paid for a put or call option purchased by the Portfolio is recorded as an asset of the Portfolio and subsequently adjusted. The premium received for an option written by the Portfolio is included in the Portfolio's assets and an equal amount is included in its liabilities. The value of an option purchased or written is marked to market daily and valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

FOREIGN CURRENCY OPTIONS. The Portfolio may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Portfolio uses foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the-money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Funds to reduce foreign currency risk using such options.

     As with other kinds of option transactions, writing options on foreign currency constitutes only a partial hedge, up to the amount of the premium received. The Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations; however, in the event of exchange rate movements adverse to the Portfolio's position, the Portfolio may forfeit the entire amount of the premium plus related transaction costs.

FORWARD CURRENCY CONTRACTS. The
Portfolio may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fix number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Portfolio might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase.
Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

     The Portfolio may invest in futures contracts and in options on futures contracts as a hedge against changes in market conditions or interest rates. As a general rule, the Portfolio will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.

RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS

     There are several risks associated with the use of futures and futures options. The value of a futures contract may decline. While the Portfolio's transactions in futures may protect the Portfolio against adverse movements in the general level of interest rates or other economic conditions, such transactions could also preclude the Portfolio from the opportunity to benefit from favorable movements in the level of interest rates or other economic conditions. With respect to transactions for hedging, there can be no guarantee that there will be correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Portfolio and the hedging vehicle so that the Portfolio's return might have been better if hedging had not been attempted. The degree to which price movements do not correlate depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     There can be no assurance that a liquid market will exist when the Portfolio seeks to close out a futures contract or a futures option position.
Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist.
The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Lack of a liquid market for any reason may prevent the Portfolio from liquidating an unfavorable position and the Portfolio would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

     The Portfolio will only enter into futures contracts or futures options that are standardized and traded on a U.S. exchange or board of trade, or, in the case of futures options, for which an established over-the-counter market exists. The Portfolio will not enter into a futures contract or purchase a futures option if immediately thereafter the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures options positions, less the amount by which any such positions are "in-the-money," would exceed 5% of the Portfolio's total assets.

     Foreign markets may offer advantages such as trading in indexes that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic commodity exchanges, trading on foreign commodity markets is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges.
For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures or foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, and the rules of the National
Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Amounts received for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United
States futures exchanges. The Portfolio could incur losses or lose any profits that had been realized in trading by adverse changes in the exchange rate of the currency in which the transaction is denominated. Transactions on foreign exchanges may include both commodities that are traded on domestic exchanges and boards of trade and those that are not.

     The Portfolio reserves the right to engage in other types of futures transactions in the future and to use futures and related options for other than hedging purposes to the extent permitted by regulatory authorities.

SWAPS

     Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns
(or differential in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, or in a "basket" of securities representing a particular index.


     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio transactions. Whether the Portfolio's use of swap agreements will be successful in furthering its investment objective will depend on the Portfolio Manager's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swaps are generally considered illiquid and may be aggregated with other illiquid positions for purposes of the limitation on illiquid investments.

     The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

VARIABLE AND FLOATING RATE SECURITIES

     Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semi- annually, etc.).
Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to or is a percentage of a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

     Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on 7 days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year. Some securities, which do not have variable or floating interest rates, may be accompanied by puts producing similar results and price characteristics.

LEASE OBLIGATION BONDS

     Lease obligation bonds are mortgages on a facility that is secured by the facility and are paid by a lessee over a long term. The rental stream to service the debt as well as the mortgage are held by a collateral trustee on behalf of the public bondholders. The primary risk of such instrument is the risk of default. Under the lease indenture, the failure to pay rent is an event of default. The remedy to cure default is to rescind the lease and sell the assets.
If the lease obligation is not readily marketable or market quotations are not readily available, such lease obligations will be subject to a Portfolio's limit on illiquid securities.

STRUCTURED SECURITIES

     Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the Reference) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of the Portfolio's investment. Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference.
Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments.


INDEXED SECURITIES

     Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

     Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

     The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United
States and abroad. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S.
government agencies.

HYBRID INSTRUMENTS

     Hybrid Instruments (a type of potentially high-risk derivative) have been developed and combine the elements of futures contracts or options with those of debt, preferred equity, or a depositary instrument (hereinafter "Hybrid
Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depositary share, trust certificate, certificate of deposit, or other evidence of indebtedness on which a portion of or all interest payments and/or the principal or stated amount payable at maturity, redemption, or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles, or commodities
(collectively "Underlying Assets") or by another objective index, economic factor, or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

     Hybrid Instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, the Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated Hybrid
Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful, and the Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.


     The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. Thus, an investment in a Hybrid Instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published benchmark. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors, which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets, and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future. Reference is also made to the discussion of futures, options, and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid
Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

     Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss
(or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the Fund and the issuer of the Hybrid Instrument, the creditworthiness of the counter party of issuer of the Hybrid Instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid
Instruments also may not be subject to regulation of the Commodities Futures
Trading Commission, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

     The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio. Accordingly, the Portfolio will limit its investments in Hybrid Instruments to 10% of its total assets. However, because of their volatility, it is possible that the Portfolio's investment in Hybrid Instruments will account for more than 10% of the Portfolio's return (positive or negative).

DOLLAR ROLL TRANSACTIONS

     In seeking a high level of current income, the Portfolio may enter into dollar rolls or "covered rolls" in which the Portfolio sells securities (usually
Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar, but not identical securities, on a specified future date. The proceeds of the initial sale of securities in the dollar roll transactions may be used to purchase long-term securities that will be held during the roll period. During the roll period, the Portfolio forgoes principal and interest paid on the securities sold at the beginning of the roll period. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction.
As used herein the term "dollar roll" refers to dollar rolls that are not "covered rolls." At the end of the roll commitment period, the Portfolio may or may not take delivery of the securities the Portfolio has contracted to purchase.

     The Portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid high-grade debt obligations equal in value at all times to its obligations in respect of dollar rolls, and, accordingly, the Portfolio will not treat such obligations as senior securities for purposes of the 1940 Act. "Covered rolls" are not subject to these segregation requirements. Dollar Roll Transactions may be considered borrowings and are, therefore, subject to the borrowing limitations applicable to the Portfolio.

WHEN-ISSUED OR DELAYED DELIVERY SECURITIES

     The Portfolio may purchase securities on a when-issued or delayed delivery basis if the Portfolio holds, and maintains until the settlement date in a segregated account, cash and/or liquid securities in an amount sufficient to meet the purchase price, or if the Portfolio enters into offsetting contracts for the forward sale of other securities it owns. Purchasing securities on a when-issued or delayed delivery basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets.
Although the Portfolio would generally purchase securities on a when-issued basis or enter into forward commitments with the intention of acquiring securities, the Portfolio may dispose of a when-issued or delayed delivery security prior to settlement if the Portfolio Manager deems it appropriate to do so. The Portfolio may realize short-term profits or losses upon such sales.

FOREIGN INVESTMENTS

FOREIGN SECURITIES

     Investments in foreign securities offer potential benefits not available solely in securities of domestic issuers by offering the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that may not move in a manner parallel to U.S. markets.

     Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since the Portfolio may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the portfolio and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, other foreign taxation, political or social instability, or diplomatic developments that could adversely affect investments in those countries.

     There may be less publicly available information about a foreign company than about a U.S. company and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies.
Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United
States. The Portfolio might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositaries in foreign countries.

     As discussed above "sovereign debt" consists of debt obligations of governmental issuers in emerging market countries and industrialized countries.
The sovereign debt issued or guaranteed by certain emerging market governmental entities and corporate issuers in which the Portfolio may invest potentially involves a high degree of risk and may be deemed the equivalent in terms of quality to high risk, low rated securities (i.e., high yield bonds) and subject to many of the same risks as such securities. Similarly, the Portfolio may have difficulty disposing of certain of these debt obligations because there may be a thin trading market for such securities. In the event a governmental issuer defaults on its obligations, the Portfolio may have limited legal recourse against the issuer or guarantor, if any. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government debt securities to obtain recourse may be subject to the political climate in the relevant country. The issuers of the government debt securities in which the Portfolio may invest have in the past experienced substantial difficulties in servicing their external debt obligations, which has led to defaults on certain obligations and the restructuring of certain indebtedness. See "Debt Securities -- Sovereign Debt."

     Dividend and interest income from foreign securities may generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Portfolio or its investors.

     ADRs are Depositary Receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary
Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary
Receipts. Depositary Receipts also involve the risks of other investments in foreign securities.

     On January 1, 1999, certain members of the European Economic and Monetary
Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland,
Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common
European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will begin to replace its local currency with the euro beginning on July 1, 2001. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and would, in that event, dominate its existing currency with the euro. The anticipated replacement of existing currencies in euros could, although unlikely, cause market disruptions before or after July 1, 2001 and could adversely affect the value of securities held by a Portfolio.

FOREIGN CURRENCY TRANSACTIONS

     A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Portfolio may either accept or make delivery of the currency at the
maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The
Portfolio will engage in forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates. The Portfolio might sell a particular currency forward, for example, when it wants to hold bonds or bank obligations denominated in that currency but anticipates or wishes to be protected against a decline in the currency against the dollar. Similarly, it might purchase a currency forward to "lock in" the dollar price of securities denominated in or exposed to that currency which it anticipated purchasing.

     The Portfolio may enter into forward foreign currency contracts in two circumstances. When the Portfolio enters into a contract for the purchase or sale of a security denominated in or exposed to a foreign currency, the Portfolio may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S.
dollar and such foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

     Second, when the Portfolio Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S.
dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in or exposed to such foreign currency.
The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Portfolio will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency.

     At the maturity of a forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast the market value of a particular portfolio security at the expiration of the contract. Accordingly, if a decision is made to sell the security and make delivery of the foreign currency, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices.
Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.
Should forward prices increase, the Portfolio will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

     Forward contracts are not traded on regulated commodities exchanges. There can be no assurance that a liquid market will exist when the Portfolio seeks to close out a forward currency position, and in such an event, a Portfolio might not be able to effect a closing purchase transaction at any particular time. In addition, the Portfolio entering into a forward foreign currency contract incurs the risk of default by the counter party to the transaction. The CFTC has indicated that it may in the future assert jurisdiction over certain types of forward contracts in foreign currencies and attempt to prohibit certain entities from engaging in such foreign currency forward transactions.

OPTIONS ON FOREIGN CURRENCIES

     A call option on a foreign currency gives the buyer the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. Currently, options are traded on the following foreign currencies on a domestic exchange: British Pound, Canadian
Dollar, German Mark, Japanese Yen, French Franc, and Swiss Franc. A Portfolio may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

     The Portfolio may employ hedging strategies with options on currencies before the Portfolio purchases a foreign security denominated in the hedged currency that the Portfolio anticipates acquiring, during the period the Portfolio holds the foreign security, or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received.

     In those situations where foreign currency options may not be readily purchased (or where such options may be deemed illiquid) in the currency in which the hedge is desired, the hedge may be obtained by purchasing or selling an option on a "surrogate" currency, i.e., a currency where there is tangible evidence of a direct correlation in the trading value of the two currencies. A surrogate currency is a currency that can act, for hedging purposes, as a substitute for a particular currency because the surrogate currency's exchange rate movements parallel that of the primary currency. Surrogate currencies are used to hedge an illiquid currency risk, when no liquid hedge instruments exist in world currency markets for the primary currency.

CURRENCY MANAGEMENT

     The Portfolio's flexibility to participate in higher yielding debt markets outside of the United States may allow the Portfolio to achieve higher yields than those generally obtained by domestic money market funds and short-term bond investments. When the Portfolio invests significantly in securities denominated in foreign currencies, however, movements in foreign currency exchange rates versus the U.S. dollar are likely to impact the Portfolio's share price stability relative to domestic short-term income funds. Fluctuations in foreign currencies can have a positive or negative impact on returns. Normally, to the extent that the Portfolio is invested in foreign securities, a weakening in the U.S. dollar relative to the foreign currencies underlying a Portfolio's investments should help increase the net asset value of the Portfolio.
Conversely, a strengthening in the U.S. dollar versus the foreign currencies in which a Portfolio's securities are denominated will generally lower the net asset value of the Portfolio. The Manager or relevant Portfolio Manager attempts to minimize exchange rate risk through active Portfolio management, including hedging currency exposure through the use of futures, options and forward currency transactions and attempting to identify bond markets with strong or stable currencies. There can be no assurance that such hedging will be successful and such transactions, if unsuccessful, could result in additional losses or expenses to a Portfolio.

EQUITY AND DEBT SECURITIES ISSUED OR GUARANTEED BY
SUPRANATIONAL ORGANIZATIONS

     The Portfolio may invest its assets in equity and debt securities issued or guaranteed by Supranational Organizations, such as obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank,
International Bank for Reconstruction and Development (World Bank), African
Development Bank, European Coal and Steel Community, European Economic
Community, European Investment Bank and the Nordic Investment Bank.


EXCHANGE RATE-RELATED SECURITIES

     The Portfolio may invest in securities that are indexed to certain specific foreign currency exchange rates. The terms of such securities would provide that the principal amount or interest payments are adjusted upwards or downwards (but not below zero) at payment to reflect fluctuations in the exchange rate between two currencies while the obligation is outstanding, depending on the terms of the specific security. The Portfolio will purchase such security with the currency in which it is denominated and will receive interest and principal payments thereon in the currency, but the amount of principal or interest payable by the issuer will vary in proportion to the change (if any) in the exchange rate between the two specific currencies between the date the instrument is issued and the date the principal or interest payment is due. The staff of the SEC is currently considering whether a mutual fund's purchase of this type of security would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Trust believes that such investments do not involve the creation of such a senior security, but nevertheless undertakes, pending the resolution of this issue by the staff, to establish a segregated account with respect to such investments and to maintain in such account cash not available for investment or U.S. government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding securities of this type.

     Investment in Exchange Rate-Related Securities entails certain risks. There is the possibility of significant changes in rates of exchange between the U.S.
dollar and any foreign currency to which an Exchange Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange
Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

OTHER INVESTMENT PRACTICES AND RISKS

REPURCHASE AGREEMENTS

     The Portfolio may invest in repurchase agreements. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount, which reflects an agreed-upon market rate of return, effective for the period of time the Portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement.
This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

     The Portfolio Manager monitors the value of the underlying securities held as collateral at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that their value always equals or exceeds the agreed-upon repurchase price to be paid to the Portfolio. The
Portfolio Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Portfolio enters into repurchase agreements.

     A Portfolio may engage in repurchase transactions in accordance with guidelines approved by the Board of Trustees of the Trust, which include monitoring the creditworthiness of the parties with which the Portfolio engages in repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis.

     The Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities that are not readily marketable, would exceed that Portfolio's limitation of 15% of the net assets of the Portfolio on investing in illiquid securities. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Portfolio may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The Portfolio also might incur disposition costs in connection with liquidating the securities.

REVERSE REPURCHASE AGREEMENTS

     A reverse repurchase agreement involves the sale of a security by the Portfolio and its agreement to repurchase the instrument at a specified time and price. The Portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. The
Portfolio will maintain a segregated account consisting of cash and/or liquid securities to cover its obligations under reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller; accordingly, the Portfolio will limit its investments in reverse repurchase agreements consistent with the borrowing limits applicable to the Portfolio. See "Borrowing" for further information on these limits. The use of reverse repurchase agreements by a Portfolio creates leverage, which increases the Portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.

OTHER INVESTMENT COMPANIES

     The Portfolio may invest in shares issued by other investment companies.
The Portfolio is limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company,
(2) invest more than 5% of the Portfolio's total assets in the investment company, or (3) invest more than 10% of the Portfolio's total assets in all investment company holdings. As a shareholder in any investment company, the Portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company. The
Portfolio may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies.

SHORT SALES

     A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in market price. The Portfolio may make short sales to offset a potential decline in a long position or a group of long positions, or if the Portfolio Manager believes that a decline in the price of a particular security or group of securities is likely.

     The Portfolio's obligation to replace the security borrowed in connection with the short sale will be secured by collateral deposited with a broker, consisting of cash or securities acceptable to the broker. In addition, with respect to any short sale, other than short sales against the box, the Portfolio will be required to deposit collateral consisting of cash, cash items, or U.S.
government securities in a segregated account with its custodian in an amount such that the value of the sum of both collateral deposits is at all times equal to at least 100% of the current market value of the securities sold short. The deposits do not necessarily limit the Portfolio's potential loss on a short sale, which may exceed the entire amount of the collateral.

     The Portfolio is not required to liquidate an existing short sale position solely because a change in market values has caused one or more of these percentage limitations to be exceeded.

SHORT SALES AGAINST THE BOX

     A short sale "against the box" is a short sale where, at the time of the short sale, the Portfolio owns or has the immediate and unconditional right, at no added cost, to obtain the identical security.


A Portfolio would enter into
such a transaction to defer a gain or loss for Federal income tax purposes on the security owned by the Portfolio. Short sales against the box are not subject to the percentage limitations on short sales described in the Prospectus.

ILLIQUID SECURITIES

     Illiquid securities are securities that are not readily marketable, including, where applicable: (1) repurchase agreements with maturities greater than seven calendar days or with a demand period of more than seven days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options, as described in this Statement of Additional Information; (5) certain variable rate demand notes having a demand period of more than seven days; and (6) securities the disposition of which is restricted under Federal securities laws (excluding Rule
144A Securities, described below).

RESTRICTED SECURITIES

     The Portfolio may also purchase securities that are not registered under the Securities Act of 1933 ("1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). The Trust's Board of
Trustees confirms based upon information and recommendations provided by the Portfolio Manager that a specific Rule 144A security is liquid and thus not subject to the limitation on investing in illiquid investments. The Board of Trustees has adopted guidelines and has delegated to the Portfolio Manager the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, has retained sufficient oversight and is ultimately responsible for the determinations. This investment practice could have the effect of decreasing the level of liquidity in the Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the investment Portfolio. Subject to limitation on investments in illiquid investments and subject to the diversification requirements of the Internal Revenue Code of 1986, as amended
(the "Code"), the Portfolio may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, the Portfolio might not be able to sell these securities when the Portfolio Manager wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.

BORROWING

     Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Portfolio's net asset value; money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income received from the securities purchased with borrowed funds. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of the Portfolio's shares. A Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     Reverse repurchase agreements, short sales of securities, and short sales of securities against the box will be included as borrowing subject to the borrowing limitations described below, except those Portfolios that are permitted to engage in short sales of securities with respect to an additional
15% of the Portfolio's net assets in excess of the limits otherwise applicable to borrowing. Securities purchased on a when-issued or delayed delivery basis will not be subject to the Portfolio's borrowing limitations to the extent that the Portfolio establishes and maintains liquid assets in a segregated account with the Trust's custodian equal to the Portfolio's obligations under the when-issued or delayed delivery arrangement.


LENDING PORTFOLIO SECURITIES

     For the purpose of realizing additional income, the Portfolio may make secured loans of portfolio securities. Securities loans are made to banks, brokers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under the Portfolio's investment program. While the securities are being lent, the Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Portfolio has a right to call each loan and obtain the securities on five business day's notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Portfolio will not have the right to vote securities while they are being lent, but it will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will not be made unless, in the judgment of the Portfolio Manager, the consideration to be earned from such loans would justify the risk.

SMALL COMPANIES

     The Portfolio may invest in small companies, some of which may be unseasoned. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of the Portfolio to dispose of such securities may be greatly limited, and a Portfolio may have to continue to hold such securities during periods when the Manager or the Portfolio Manager would otherwise have sold the security. It is possible that the Adviser or the Portfolio Manager or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than the Portfolio which it manages.

STRATEGIC TRANSACTIONS

     Subject to the investment limitations and restrictions of the Portfolio as stated elsewhere in this Statement of Additional Information, the Portfolio may, but is not required to, utilize various investment strategies as described herein to hedge various market risks, to manage the effective maturity or duration of fixed income securities, or to seek potentially higher returns
Utilizing these investment strategies, the Portfolio may purchase and sell, to the extent not otherwise limited or restricted for the Portfolio, exchange-listed and over-the-counter put and call on securities, equity and fixed income indexes and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various Interest
Rate Transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures
(collectively, all the above are called "Strategic Transactions").


     Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Portfolio's unrealized gains in the value of its Portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to seek potentially higher returns, although no more than 5% of the Portfolio's assets will be used as the initial margin or purchase price of options for Strategic Transactions entered into for purposes other than "bona fide hedging" positions as defined in the regulations adopted by the Commodity
Futures Trading Commission. Any or all of these investment techniques may be used at any time, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Portfolio to utilize these Strategic Transactions successfully will depend on the Manager's or Portfolio Manager's ability to predict, which cannot be assured, pertinent market movements. The Portfolio will comply with applicable regulatory requirements when utilizing Strategic Transactions. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or Portfolio management purposes.

TEMPORARY DEFENSIVE INVESTMENTS

     For temporary and defensive purposes, each Portfolio may invest up to 100% of its total assets in investment grade short-term fixed income securities
(including short-term U.S. government securities, money market instruments, including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances, commercial paper and floating rate notes) and repurchase agreements. The Portfolio may also hold significant amounts of its assets in cash, subject to the applicable percentage limitations for short-term securities.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following investment restrictions are considered fundamental, which means they may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities, defined in the 1940 Act as the lesser of: (1) 67% or more of the Portfolio's voting securities present at a meeting if the holders of more than 50% of the Portfolio's outstanding voting securities are present or represented by proxy, or (2) more than 50% of that Portfolio's outstanding voting securities. All percentage limitations set forth below apply immediately after a purchase or initial investment, and any subsequent changes in any applicable percentage resulting from market fluctuations will not require elimination of any security from the Portfolio.

A Portfolio may not:
        1. with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer;

        2.   issue senior securities, except as permitted under the Investment
             Company Act of 1940;

        3. borrow money, except that the Portfolio may borrow money from banks in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33% limitation;

        4. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities or in connection with investments in other investment companies.

        5. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies), if, as a result, more than 25% of the Portfolio's total assets would be invested in companies whose principal business activities are in the same industry;

        6. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this will not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

        7. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); and

        8. lend any security or make any loan if, as a result, more than one-third of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following restrictions are not fundamental and may be modified by the Trustees without shareholder approval.

        1. The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

        2. The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

        3. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which the Portfolio
             Manager or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)), and only to the extent that the value of the Portfolio's total assets, uses its liabilities other than borrowings, is equal to at least 300% of all borrowings, and provided further that the borrowing may be made only for temporary, extraordinary or emergency purposes in amounts not exceeding 20% of the value of the Portfolio's total assets at the time of borrowing.

        4. The Portfolio does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.



        5.   The Portfolio may purchase or write options on securities only if
             (i) aggregate premiums on call options purchased by the Portfolio do not exceed 5% of its assets, (ii) aggregate premiums on put options purchased by a Portfolio do not exceed 5% of its net assets, (iii) not more than 25% of the Portfolio's net assets would be hedged, and (iv) not more than 25% of the Portfolio's net assets are used as cover for options written by the Portfolio.

     With respect to non-fundamental investment restriction 4, if through a change in values, net assets, or other circumstances, the Portfolio were in a position where more than 15% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     Except with respect to 300% asset coverage for borrowing, whenever any investment restriction states a maximum percentage of the Portfolio's assets that may be invested in any security, such percentage limitation will be applied only at the time the Portfolio acquires such security and will not be violated by subsequent increases in value relative to other assets held by the Portfolio.

                             MANAGEMENT OF THE TRUST

     The business and affairs of the Trust are managed under the direction of the Board of Trustees according to the applicable laws of the Commonwealth of Massachusetts and the Trust's Agreement and Declaration of Trust. The Trustees are Barnett Chernow, J. Michael Earley, R. Barbara Gitenstein, Robert A.
Grayson,  Elizabeth J. Newell,  Stanley B. Seidler, John R. Barmeyer and
Roger B. Vincent. The Executive Officers of the Trust are Barnett Chernow,
Myles R.Tashman, and Mary Bea Wilkinson.

     Trustees and Executive Officers of the Trust, their business addresses, and principal occupations during the past five years are:




NAME AND ADDRESS                        POSITION WITH             BUSINESS AFFILIATIONS AND
                                        THE TRUST                 PRINCIPAL OCCUPATIONS

Barnett Chernow*                        President,                President and Chairman of the GCG
Golden American Life                    Trustee and               Trust since December 1999; President
Insurance Co.                           Chairman                  and Director, Golden American
1475 Dunwoody Drive                                               Life Insurance Company, May 1998 to
West Chester, PA 19380                                            present; Executive Vice President,
                                                                  Directed Services, Inc., October 1993
                                                                  to present; Executive Vice President
                                                                  and then President, First Golden
                                                                  American Life Insurance Company of
                                                                  New York, October 1993 to present.
                                                                  Age 51.

John R. Barmeyer*                       Trustee                   Senior Vice President, General Counsel
ING's American Region                                             and Secretary of ING America Life
5780 Powers Ferry Road                                            Corporation and its subsidiaries
Atlanta, GA 30327-4390                                            since 1992.  Age 56.


J. Michael Earley                       Trustee                   President, and Chief Executive Officer,
665 Locust Street                                                 Bankers Trust Company, Des Moines,
Des Moines, IA 50309                                              Iowa since July 1992.  Age 55.

R. Barbara Gitenstein                   Trustee                   President, The College of New Jersey
Office of the President                                           since January, 1999; Trustee Provost,
The College of New Jersey                                         Drake University from July 1992 to
200 Pennington Road                                               December 1998.  Age 52.
Ewing, NJ 08628-0718

Robert A. Grayson                       Trustee                   Co-founder, Grayson Associates, Inc.
Grayson Associates                                                since 1970; Adjunct Professor of
108 Loma Media Road                                               Marketing, New York University School
Santa Barbara, CA 93103                                           of Business Administration; former
                                                                  Director, The Golden Financial Group,
                                                                  Inc.; former Senior Vice President,
                                                                  David & Charles Advertising.  Age 73.

Myles R. Tashman                        Secretary                 Executive Vice President, Secretary,
Golden American Life                                              Golden American Life Insurance
Insurance Co.                                                     Company since 1993; General Counsel
1475 Dunwoody Drive                                               since July 1996 and Director since
West Chester, PA 19380                                            January 1998; Director, Executive
                                                                  Vice President, Secretary and General
                                                                  Counsel, Directed Services, Inc.
                                                                  since August 1994; Executive Vice
                                                                  President, Secretary, First Golden
                                                                  American Life Insurance Company of
                                                                  New York; since 1993; General Counsel
                                                                  since July 1996 and Director since
                                                                  January 1998.  Age 58.

Stanley B. Seidler                      Trustee                   President, Iowa Periodicals, Inc. since
P.O. Box 1297                                                     1990 and President, Excell Marketing
3301 McKinley Avenue                                              L.C. since 1994. Age 72.
Des Moines, IA 50321

Mary Bea Wilkinson                      Treasurer                 Senior Vice President & Treasurer,
Golden American Life                                              First Golden American Life Insurance
1475 Dunwoody Drive                                               Company of New York from November
West Chester, PA 19380                                            1997 to present; Senior Vice President
                                                                  and Treasurer, Golden American Life
                                                                  Insurance Co. from November 1993 to
                                                                  November 1997; and President and
                                                                  Treasurer, Directed Services, Inc.
                                                                  October 1993 to December 1996. Age 44.

Roger B. Vincent                        Trustee                   President, Springwell
Springwell Corporation                                            Corporation since June 1989; Director
230 Park Avenue                                                   Amerigas Partners, Inc.; Director,
New York, NY 10169                                                Tatham Offshore, Inc. since June 1996
                                                                  formerly, Managing Director Bankers
                                                                  Trust Company.  Age 55.


Elizabeth J. Newell                     Trustee                   President and Chief Executive Officer
KRAGIE/NEWELL, Inc.                                               of KRAGIE/NEWELL, Inc. since 1990.
2633 Fleur Drive                                                  Age 53.
Des Moines, IA 50321

        * Messrs. Chernow and Barmeyer are deemed to be "interested persons" of the Trust pursuant to the 1940 Act.

        As of February 1, 2001, none of the Trustees directly owned shares of the Portfolio. In addition, as of February 1, 2001, the Trustees and Officers as a group owned Variable Contracts that entitled them to give voting instructions with respect to less than one percent of the outstanding shares of the Portfolio in the aggregate.

     Effective May 18, 2000, each Trustee of the Trust who is not an interested person of the Trust or Manager or Portfolio Manager (the "non-interested
Trustees") receives an annual retainer of $20,000 plus $5,000 for each regular quarterly Board meeting attended in person ($1,250 if attended by telephone), as well as reimbursement for expenses incurred in connection with attendance at such meetings or carrying out their responsibilities as Trustees of the Trust.
In addition, the Trust pays the Trustees an annual stipend of $5,000 for each committee chairmanship and $1,000 ($250 if attended by telephone) for attendance at any committee meeting not held in conjunction with a regular Board meeting or for any specially called telephonic meeting. The Trustee designated by the Board as Lead Trustee also receives additional compensation in an amount 50% greater than the amount paid for services as a non-interested Trustee (i.e. 50% of the regular retainer of $20,000 plus 50% of the full quarterly meeting fee of $20,000 or a total of up to $20,000 additional compensation).

     With respect to the 12 month period ended December 31, 1999, the Trust paid the Trustees a fee in the amount of $6,000 for each Trustees' meeting attended and reimbursed any expenses incurred in attending such meetings in the aggregate amount of $144,000. The following table shows the compensation paid to each Trustee for the year ended December 31, 1999:



                               COMPENSATION TABLE


(1)                           (2)                 (3)                    (4)                 (5)
                                                  PENSION OR             TOTAL
                              AGGREGATE           RETIREMENT             ESTIMATED           COMPENSATION
                              COMPENSATION        BENEFITS ACCRUED       ANNUAL              FROM REGISTRANT
NAME OF PERSON,               FROM                AS PART OF FUND        BENEFITS UPON       AND FUND COMPLEX
POSITION                      REGISTRANT          EXPENSES               RETIREMENT          PAID TO TRUSTEES

J. Michael Earley             $24,000             N/A                    N/A                 $24,000
     Trustee

R. Barbara Gitenstein         $24,000             N/A                    N/A                 $24,000
     Trustee

Robert A. Grayson             $24,000             N/A                    N/A                 $24,000
     Trustee

Stanley B. Seidler            $24,000             N/A                    N/A                 $24,000
     Trustee

Elizabeth J. Newell           $24,000             N/A                    N/A                 $24,000
     Trustee

Roger B. Vincent              $24,000             N/A                    N/A                 $24,000
     Trustee


THE MANAGEMENT AGREEMENT

     Directed Services, Inc. ("DSI" or the "Manager") serves as Manager to the Portfolio pursuant to a Management Agreement (the "Management Agreement") between the Manager and the Trust. DSI's address is 1475 Dunwoody Drive, West
Chester, PA 19380-1478. DSI is a New York corporation that is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), which, in turn, is a subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. DSI is registered with the SEC as an investment adviser and a broker-dealer.

     The Trust currently offers the shares of its operating Portfolios to, among others, separate accounts of Golden American Life Insurance Company ("Golden
American") to serve as the investment medium for Variable Contracts issued by Golden American. DSI is the principal underwriter and distributor of the Variable Contracts issued by Golden American. Golden American is a stock life insurance company organized under the laws of the State of Delaware. Prior to December 30, 1993, Golden American was a Minnesota corporation. Golden American is a wholly owned subsidiary of Equitable of Iowa.

     Pursuant to the Management Agreement, the Manager, subject to the direction of the Board of Trustees, is responsible for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Trust and its Portfolios other than the investment advisory services performed by the Portfolio Managers. These services include, but are not limited to, (i) coordinating for all Portfolios, at the Manager's expense, all matters relating to the operation of the Portfolios, including any necessary coordination among the Portfolio Managers, Custodian, Dividend Disbursing Agent,
Portfolio Accounting Agent (including pricing and valuation of the Portfolio's portfolios), accountants, attorneys, and other parties performing services or operational functions for the Trust; (ii) providing the Trust and the Portfolio, at the Manager's expense, with the services of a sufficient number of persons competent to perform such administrative and clerical functions as are necessary to ensure compliance with federal securities laws and to provide effective supervision and administration of the Trust; (iii) maintaining or supervising the maintenance by third parties selected by the Manager of such books and records of the Trust and the Portfolios as may be required by applicable federal or state law; (iv) preparing or supervising the preparation by third parties selected by the Manager of all federal, state, and local tax returns and reports of the Trust relating to the Portfolios required by applicable law; (v) preparing and filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Portfolios as required by applicable law in connection with the Portfolios; (vi) preparing and arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law in connection with the Portfolio; (vii) taking such other action with respect to the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and other regulatory agencies; and (viii) providing the Trust at the Manager's expense, with adequate personnel, office space, communications facilities, and other facilities necessary for operation of the Portfolios contemplated in the Management Agreement. Other responsibilities of the Manager are described in the Prospectus.

     The Manager shall make its officers and employees available to the Board of Trustees and Officers of the Trust for consultation and discussions regarding the supervision and administration of the Portfolio.

     Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the day-to-day investment of a Portfolio's assets and the purchase and sale of portfolio securities for one or more Portfolios in the event that at any time no Portfolio Manager is engaged to manage the assets of such Portfolio.

     The Management Agreement continues in effect from year to year so long as it is approved annually by (i) the holders of a majority of the outstanding voting securities of the Trust or by the Board of Trustees, and (ii) a majority of the Trustees who are not parties to such Management Agreement or "interested persons" (as defined in the 1940 Act)) of any such party. The Management


Agreement, dated October 24, 1997, was approved by shareholders at a meeting held on October 9, 1997, and was last approved by the Board of Trustees, including the Trustees who are not parties to the Management Agreement or interested persons of such parties, at a meeting held on November 16, 2000. The
Management Agreement may be terminated without penalty by vote of the Trustees or the shareholders of the Portfolio or by the Manager, on 60 days' written notice by either party to the Management Agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

     Prior to October 24, 1997, DSI served as the manager to the Trust pursuant to a Management Agreement dated August 13, 1996, and prior to August 13, 1996,
DSI served as manager to the Trust pursuant to a Management Agreement dated
October 1, 1993.

     As compensation for its services under the Management Agreement, the Trust pays the Manager a monthly fee expressed as an annual percentage of the Portfolio's average daily net assets as follows:

International Equity Series       1.25% of the first $500 million; and
                                  1.05% of the amount in excess of $500 million.


PORTFOLIO MANAGERS

     The Manager has engaged the services of ING Pilgrim Investments, Inc. to provide portfolio management services to the Portfolio. The Trust, DSI and each Portfolio Manager have entered into Portfolio Management Agreement, which was approved by the Trustees of the Trust and by shareholders of each Portfolio of the Trust.

     Pursuant to the Portfolio Management Agreement, the Manager (and not the
Trust) pays the Portfolio Manager for its services a monthly fee expressed as an annual percentage of the Portfolio's average daily net assets as follows:




   PORTFOLIO MANAGER                PORTFOLIO                     PORTFOLIO MANAGEMENT FEE
   ING Pilgrim Investment, Inc.     International Equity Series   0.65% of the first $150 million;
                                                                  0.55% of the next $150 million;
                                                                  0.45% of the next $300 million; and
                                                                  0.40% thereafter.


     ING Pilgrim Investments, Inc. ("ING Pilgrim") serves as the portfolio manager to the Portfolio. ING Pilgrim's principal office is located at 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258. ING Pilgrim also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

     ING Pilgrim is a wholly owned subsidiary of ReliaStar Financial Corp. and an indirect wholly owned subsidiary of ING Groep, N.V., a publicly traded company based in The Netherlands with worldwide insurance and banking subsidiaries. ING Pilgrim is an affiliate of DSI.

DISTRIBUTION OF TRUST SHARES

     DSI serves as the Portfolio's Distributor and Principal Underwriter. DSI is not obligated to sell a specific amount of the Portfolio's shares. DSI bears all expenses of providing distribution services including the costs of sales presentations, mailings, advertising, and any other marketing efforts by DSI in connection with the distribution or sale of the shares. DSI also serves as Manager to the Trust and therefore is an affiliate to the Trust.

CODE OF ETHICS

     To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Trust, Manager, Portfolio Manager, and Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal trading accounts of Trustees and others who normally come into possession of information on portfolio transactions. The Codes of Ethics permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of the Codes of Ethics also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS

     Investment decisions for the Portfolio are made by the Portfolio Manager of the Portfolio. The Portfolio Manager has investment advisory clients other than the Portfolio. A particular security may be bought or sold by the Portfolio Manager for clients even though it could have been bought or sold for other clients at the same time. In the event that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, allocated between such clients in a manner deemed fair and reasonable by the Portfolio Manager. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Portfolio Manager, and the results of such allocations, are subject to periodic review by the Trust's Manager and Board of Trustees. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

     The Portfolio Manager for a Portfolio places all orders for the purchase and sale of portfolio securities, options, and futures contracts for the Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the Portfolio Manager will attempt to obtain the best execution for the Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on U.S. stock exchanges for the account of the Trust, the Portfolio Manager may pay higher commission rates than the lowest available when the Portfolio Manager believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the Portfolio Manager may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup. There is generally no stated commission in the case of fixed income securities, which are generally traded in the over-the-counter markets, but the price paid by the Portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Portfolio of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers. Consistent with this practice, the Portfolio Manager for a Portfolio may receive research services from many broker-dealers with which the Portfolio Manager places the Portfolio's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Portfolio Manager and its affiliates in advising its various clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing a Portfolio. The advisory fee paid by the Portfolio to the Portfolio Manager is not reduced because the Portfolio Manager and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Portfolio Manager may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the Portfolio Manager, a disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     A Portfolio Manager may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Portfolio Manager where, in the judgment of the Portfolio Manager, such firm will be able to obtain a price and execution at least as favorable as other qualified brokers.

     Pursuant to SEC Rules, a broker-dealer that is an affiliate of the Manager or a Portfolio Manager or, if it is also a broker-dealer, the Portfolio Manager may receive and retain compensation for effecting portfolio transactions for a Portfolio on a national securities exchange of which the broker-dealer is a member if the transaction is "executed" on the floor of the exchange by another broker which is not an "associated person" of the affiliated broker-dealer or Portfolio Manager, and if there is in effect a written contract between the Portfolio Manager and the Trust expressly permitting the affiliated broker-dealer or Portfolio Manager to receive and retain such compensation. The Portfolio Management Agreement provides that the Portfolio Manager may retain compensation on transactions effected for a Portfolio in accordance with the terms of these rules.

     SEC rules further require that commissions paid to such an affiliated broker-dealer or Portfolio Manager by a Portfolio on exchange transactions not exceed "usual and customary brokerage commissions." The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Board of Trustees has adopted procedures for evaluating the reasonableness of commissions paid to broker-dealers that are affiliated with Portfolio Managers or to Portfolio Managers that are broker-dealers and will review these procedures periodically. Barings Securities Corporation, Furman Selz Securities Corp., ING Securities and ING Pilgrim Securities, Inc. are also registered broker-dealers and each is an affiliate of Directed Services, Inc., the Manager to the GCG Trust. Any of the above firms may retain compensation on transactions effected for a Portfolio in accordance with these rules and procedures.

     For the fiscal year ended December 31, 1999, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage of commissions paid, the percentage of the Portfolio's transactions involving the payment of commissions to affiliates and the affiliate(s) are also noted):

                                                                                 Percent of
                                         Total Amount of   Percent of Total      Portfolio's
                      Total Amount of   Commissions Paid   Commissions Paid   Dollar Amount of
Portfolio            Commissions Paid     to Affiliates      to Affiliates      Transactions     Affiliate
---------            ----------------   ----------------   ----------------   ----------------   ---------
Equity Income           $   385,973         $     529            0.14%              0.11%        Baring Sec. Corp.

Strategic Equity            308,351                36            0.01               0.01         Furman Selz

Fully Managed               193,754               138            0.07               0.03         Baring Sec. Corp.

Real Estate                 135,831                84            0.06               0.06         Furman Selz

Emerging Markets            328,626             2,046            0.62               0.55         Furman Selz

Small Cap                   348,126           335,228           96.30              94.66         Fred Alger & Co.

Developing World            109,065                39            0.03               0.03         Baring Sec. Corp.

Capital Growth            2,123,846            10,860            0.51               0.44         Baring Sec. Corp.

Growth                    1,176,883             6,370            0.54               0.22         Baring Sec. Corp.

Research                  1,683,542               708            0.04               0.04         Furman Selz

                                                3,102            0.18               0.21         Baring Sec. Corp.

                                                8,238            0.49               0.56         BHF Sec.

Total Return                589,063             4,974            0.84               0.85         Furman Selz

                                                  300            0.05               0.05         Baring Sec. Corp.

Mid-Cap Growth            1,487,342               162            0.01               0.01         BHF Sec.


     For the fiscal year ended December 31, 1998, the following total brokerage commissions, and affiliated brokerage commissions were paid with respect to other portfolios of the Trust (where commissions were paid to affiliates, the percentage and the affiliate(s) are also noted):

                                         Total Amount of   Percent of Total
                      Total Amount of   Commissions Paid   Commissions Paid
Portfolio            Commissions Paid     to Affiliates      to Affiliates     Affiliate
---------            ----------------   ----------------   ----------------    ---------
Equity Income           $   263,419         $     568            0.22%         Baring Sec. Corp.
                                               30,926           11.74          Zweig Sec. Corp.
                                                2,484            0.88          Raymond James & Assoc.

Strategic Equity            170,714               160            0.09          Zweig Sec. Corp.

Fully Managed               202,689               225            0.11          Furman Selz

All Growth                  204,680               978            0.48          Furman Selz

Growth Opportunities         24,964                78            0.31          Furman Selz

Capital Appreciation        365,400             9,000            2.97          Furman Selz

Real Estate                 104,920             1,344            1.28          Furman Selz

Value Equity                490,592             1,032            0.21          Furman Selz
                                               12,768            2.60          Raymond James & Assoc.

Emerging Markets            190,071             5,638            2.97          Baring Sec. Corp.
                                                  611            0.48          ING Sec.

Managed Global            1,487,342             1,041            0.16          Baring Sec. Corp.
                                                   55            0.01          ING Sec. Corp.

Small Cap                   266,848           262,004           98.18          Fred Alger & Co.

Developing World             36,384

Capital Growth              612,148             4,404            0.72          Furman Selz
                                               70,671           11.54          Robertson Stephens Sec. Corp.

Growth                      330,923             6,624            2.00          Furman Selz
                                                4,963            1.50          Robertson Stephens Sec. Corp.

Total Return                189,846             4,974            0.84          Furman Selz





     For the fiscal year ended December 31, 1997, the following total brokerage commissions, and affiliated brokerage commissions were paid (where commissions were paid to affiliates, the percentage and the affiliate(s) are also noted):


                                         Total Amount of   Percent of Total
                      Total Amount of   Commissions Paid   Commissions Paid
Portfolio            Commissions Paid     to Affiliates      to Affiliates     Affiliate
---------            ----------------   ----------------   ----------------    ---------
Equity Income           $   315,130         $  33,263           10.55%         Zweig Securities Corp.

Strategic Equity             82,710             1,788            2.16          Zweig Securities Corp.

Hard Assets                 249,483               900            0.36          Raymond James & Associates

Value Equity                219,706            13,239            0.03          Raymond James & Associates


     Barings Securities Corporation is an affiliate of Barings International
Investment Limited, an affiliate of the Manager and Portfolio Manager of the Hard Assets, Developing World and Global Fixed Income Portfolios. Zweig
Securities Corp. is an affiliate of Zweig Advisors, Inc., the former Portfolio
Manager to the Strategic Equity and Equity Income (formerly, the Multiple
Allocation Series) Portfolios. Raymond James & Associates is an affiliate of
Eagle Asset Management, Inc., Portfolio Manager of the Value Equity Portfolio.
Furman Selz Securities Corp. is an affiliate of the Manager, as each is owned by ING Groep. Robertson, Stephens Securities Corp. is an affiliate of Robertson,
Stephens & Company Investment Management, LP, the former Portfolio Manager of the Growth Portfolio and the Growth & Income Portfolio. Fred Alger & Company is an affiliate of Fred Alger Management, Inc., Portfolio Manager to the Small Cap
Portfolio.

     The Manager, Directed Services Inc., is an affiliate of the GCG Trust.


                                 NET ASSET VALUE

     As indicated under "Net Asset Value" in the prospectus, the Portfolio's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of the New York Stock Exchange (generally 4:00 p.m.), Eastern time, on each day the New York Stock Exchange is open for trading, exclusive of federal holidays.

                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield of the Portfolio, and the total return of the Portfolio in advertisements or sales literature. In the case of Variable Contracts, performance information for the Portfolio will not be advertised or included in sales literature unless accompanied by comparable performance information for the Separate Account to which the Portfolio offers its shares.

     Quotations of yield for the Portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest and calculated in accordance with a standardized yield formula adopted by the SEC), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


         YIELD = 2 [((a-b)/cd  + 1)^6 - 1]

where,
         a = dividends and interest earned during the period,

         b = expenses accrued for the period (net of reimbursements),

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

         d = the maximum offering price per share on the last day of the period.

     Quotations of average annual total return for a Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the Portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical
$1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

     The Portfolio may be categorized as to its market capitalization make-up
("large cap," mid cap" or "small cap") with regard to the market capitalization of the issuers whose securities it holds. The Portfolio average or median market capitalization may also be cited. Certain other statistical measurements may be used to provide measures of a Portfolio's characteristics. Some of these statistical measures include without limitation: median or average P/E ratios, duration and beta. Median and average P/E ratios are measures describing the relationship between the price of a Portfolio's various securities and their earnings per share. Duration is a weighted-average term-to-maturity of the bond's cash flows, the weights being present value of each cash flow as a percentage of the bond's full price.

     Beta is a historical measure of a portfolio's market risk; a Beta of 1.10 indicates that the portfolio's returns tended to be 10% higher (lower) than the market return during periods in which market returns were positive (negative).

     Performance information for a Portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (i) the Standard & Poor's 500
Stock Index ("S&P 500"), the Dow Jones Industrial Average ("DJIA"), the Lehman
Brothers Government Bond Index, the Donoghue Money Market Institutional
Averages, the Lehman Brothers Government Corporate Index, the Salomon HighYield
Index, the Russell MidCap Index, the Wilshire 5000 Index, the Lehman Brothers
Aggregate Index, or other indexes that measure performance of a pertinent group of securities, (ii) other groups of mutual funds tracked by Lipper Analytical
Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Portfolio. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     Reports and promotional literature may also contain other information including (i) the ranking of any Portfolio derived from rankings of mutual funds or other investment products tracked by Lipper Analytical Services, Inc. or by other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria, and
(ii) the effect of tax deferred compounding on a Portfolio's investment returns, or returns in general, which may by illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return
from an investment in a Portfolio (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

     In addition, reports and promotional literature may contain information concerning the Manager, the Portfolio Managers, or affiliates of the Trust, the Manager, or the Portfolio Managers, including (i) performance rankings of other mutual funds managed by a Portfolio Manager, or the individuals employed by a Portfolio Manager who exercise responsibility for the day-to-day management of a Portfolio, including rankings of mutual funds published by Morningstar, Inc., Value Line Mutual Fund Survey, or other rating services, companies, publications, or other persons who rank mutual funds or other investment products on overall performance or other criteria; (ii) lists of clients, the number of clients, or assets under management; and (iii) information regarding services rendered by the Manager to the Trust, including information related to the selection and monitoring of the Portfolio Managers. Reports and promotional literature may also contain a description of the type of investor for whom it could be suggested that the Portfolio is intended, based upon each Portfolio's investment objectives.

     In the case of Variable Contracts, quotations of yield or total return for a Portfolio will not take into account charges and deductions against any Separate Accounts to which the Portfolio shares are sold or charges and deductions against the life insurance policies or annuity contracts issued by Golden American, although comparable performance information for the Separate
Account will take such charges into account. Performance information for the Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculations are based.
Performance information should be considered in light of the Portfolio's investment objective or objectives and investment policies, the characteristics and quality of the portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                      TAXES

     Shares of the Portfolio are offered only to the Separate Accounts that fund
Variable Contracts. See the respective prospectuses for the Variable Contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the Variable Contracts and the holders thereof.

     The Portfolio intends to qualify, and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue
Code of 1986, as amended (the "Code"). In order to qualify for that treatment, the Portfolio must distribute to its shareholders for each taxable year at least
90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income
Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the Portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the Portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then the Portfolio should have little or no income taxable to it under the Code.

     The Portfolio must, and intends to also comply with, the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of the Portfolio's assets that may be represented by any single investment (which includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

     If a Portfolio fails to qualify as a regulated investment company, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Portfolio's available earnings and profits. Owners of Variable Contracts which have invested in such a Portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of Variable Contracts which have invested in the Portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Variable Contracts.

     Generally, a RIC must distribute substantially all of its ordinary income and capital gains in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. However, the excise tax does not apply to certain Portfolios whose only shareholders are segregated asset accounts of life insurance companies held in connection with Variable Contracts.
To avoid the excise tax, each Portfolio that does not qualify for this exemption intends to make its distributions in accordance with the calendar year distribution requirement.

     The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the Portfolios. Income from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations); and income from transactions in options, futures, and forward contracts derived by a Portfolio with respect to its business of investing in securities or foreign currencies, are expected to qualify as permissible income under the Income Requirement.

     Foreign Investments -- Portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possessions. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of Variable Contracts investing in such Portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

     The Portfolio may invest in securities of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. A Portfolio investing in securities of PFICs may be subject to U.S. Federal income taxes and interest charges, which would reduce the investment yield of a Portfolio making such investments. Owners of Variable
Contracts investing in such Portfolios would bear the cost of these taxes and interest charges. In certain cases, a Portfolio may be eligible to make certain elections with respect to securities of PFICs which could reduce taxes and interest charges payable by the Portfolio. However, the Portfolio's intention to qualify annually as a regulated investment company may limit a Portfolio's elections with respect to PFIC securities and no assurance can be given that such elections can or will be made.

     The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Portfolio and its shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Portfolio's activities, and this discussion and the discussion in the prospectus and/or statements of additional information for the Variable Contracts are not intended as a substitute for careful tax planning.
Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Variable Contracts and the holders thereof.

                                OTHER INFORMATION

CAPITALIZATION

     The Trust is a Massachusetts business trust established under an Agreement and Declaration of Trust dated August 3, 1988, an open-end management investment company and currently consists of 28 Portfolios. One Portfolio is discussed in this Statement of Additional Information and accompanying prospectus.
Twenty-seven additional operational portfolios and one non-operational portfolio are described in separate prospectuses and statements of additional information.
The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Portfolios will not alter the rights of the Trust's shareholders, the Separate Accounts. When issued in accordance with the terms of the Agreement and Declaration of Trust, shares are fully paid, redeemable, freely transferable, and non-assessable by the Trust. Shares do not have preemptive rights or subscription rights. In liquidation of a Portfolio of the Trust, each shareholder is entitled to receive his or her pro rata share of the net assets of that Portfolio. The International Equity Series is diversified.

     On January 31, 1992, the name of the Trust was changed to The GCG Trust.
Prior to that change, the name of the Trust was The Specialty Managers Trust.

VOTING RIGHTS

     Shareholders of the Portfolio are given certain voting rights. Each share of the Portfolio will be given one vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

     Massachusetts business trust law does not require the Trust to hold annual shareholder meetings, although special meetings may be called for a specific
Portfolio, or for the Trust as a whole, for purposes such as electing or removing Trustees, changing fundamental policies, or approving a contract for investment advisory services. The Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Trust. In addition, the Agreement and Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares or other voting interests of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trust's shares do not have cumulative voting rights. The Trustees are required to call a meeting for the purpose of considering the removal of a person serving as Trustee, if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust. The Trust is required to assist in shareholders' communications.

PURCHASE OF SHARES

     Shares of the Portfolio may be offered for purchase by separate accounts of insurance companies to serve as an investment medium for the variable contracts issued by the insurance companies and to certain qualified pension and retirement plans, as permitted under the federal tax rules relating to the Portfolios serving as investment mediums for variable contracts. Shares of the Portfolio are sold to insurance company separate accounts funding both variable annuity contracts and variable life insurance contracts and may be sold to insurance companies that are not affiliated. The Trust currently does not foresee any disadvantages to variable contract owners or other investors arising from offering the Trust's shares to separate accounts of unaffiliated insurers, separate accounts funding both life insurance policies and annuity contracts in certain qualified pension and retirement plans; however, due to differences in tax treatment or other considerations, it is theoretically possible that the interests of owners of various contracts or pension and retirement plans participating in the Trust might at sometime be in conflict. However, the Board of Trustees and insurance companies whose separate accounts invest in the Trust are required to monitor events in order to identify any material conflicts between variable annuity contract owners and variable life policy owners, between separate accounts of unaffiliated insurers, and between various contract owners or pension and retirement plans. The Board of Trustees will determine what action, if any, should be taken in the event of such a conflict. If such a conflict were to occur, in one or more insurance company separate accounts might withdraw their investment in the Trust. This might force the Trust to sell securities at disadvantageous prices.

     Shares of the Portfolio are sold at their respective net asset values
(without a sales charge) next computed after receipt of a purchase order by an insurance company whose separate account invests in the Trust.

REDEMPTION OF SHARES

     Shares of the Portfolio may be redeemed on any business day. Redemptions are effected at the per share net asset value next determined after receipt of the redemption request by an insurance company whose separate account invests in the Portfolio. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the Trust or the payment date postponed beyond seven days when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or for any period during which trading thereon is restricted because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of net assets not reasonably practicable, and whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders. If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of a Portfolio to make payment wholly or partly in cash, the Portfolio may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the Portfolio, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets into cash.

EXCHANGES

     Shares of any one Portfolio may be exchanged for shares of any of the other
Portfolios described in the various Trust Prospectuses. Exchanges are treated as a redemption of shares of one Portfolio and a purchase of shares of one or more of the other Portfolios and are effected at the respective net asset values per share of each Portfolio on the date of the exchange. The Trust reserves the right to modify or discontinue its exchange privilege at any time without notice. Variable contract owners do not deal directly with the Trust with respect to the purchase, redemption, or exchange of shares of the Portfolios, and should refer to the Prospectus for the applicable variable contract for information on allocation of premiums and on transfers of contract value among divisions of the pertinent insurance company separate account that invest in the Portfolio.

     The Trust reserves the right to discontinue offering shares of one or more
Portfolios at any time. In the event that a Portfolio ceases offering its shares, any investments allocated by an insurance company to such Portfolio will be invested in the Liquid Asset Portfolio of the Trust or any successor to such Portfolio.

CUSTODIAN AND OTHER SERVICE PROVIDERS

     The Bank of New York, One Wall Street, New York, NY 10286, serves as
Custodian of the Trust's securities and cash and is responsible for safekeeping the Trust's assets. PFPC Inc., a Delaware corporation, located at 103 Bellevue
Parkway, Wilmington, DE 19809, provides administrative and portfolio accounting services for all Portfolios.

INDEPENDENT AUDITORS

     Ernst & Young LLP, Two Commerce Square, Suite 4000, 2001 Market Street,
Philadelphia, Pennsylvania 19103 serves as the Trust's independent auditor. The auditor examines financial statements for the Trust and provides other audit, tax and related services.

COUNSEL

     Sutherland Asbill & Brennan LLP, 1275 Pennsylvania  Avenue,  NW,
Washington,  D.C.  20004-2440 serves as counsel to the Trust.

REGISTRATION STATEMENT

     This Statement of Additional Information and the accompanying Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration
Statement have been omitted pursuant to the rules and regulations of the SEC.

     The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS

     Audited Financial Statements of the Trust for each annual period ended
December 31 are included in the Trust's Annual Report to Shareholders. Financial statements and financial highlights for the Portfolio discussed in this Statement of Additional Information will be included in the Trust's Annual
Report for the calendar year ended December 31, 2001. Shareholders also will receive unaudited semi-annual reports describing the Portfolio's investment operations. You can obtain a copy of the Trust's Annual Report dated December
31, 1999 by writing or calling the Distributor at the address or telephone number set forth on the cover of this Statement of Additional Information.




                                       A1

                     APPENDIX 1: DESCRIPTION OF BOND RATINGS

     Excerpts from Moody's Investors Service, Inc.'s ("Moody's") description of its bond ratings:

     Aaa - judged to be the best quality; they carry the smallest degree of investment risk. Aa - judged to be of high quality by all standards; together with the Aaa group, they comprise what are generally known as high grade bonds.
A - possess many favorable investment attributes and are to be considered as "upper medium grade obligations." Baa - considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Ba - judged to have speculative elements; their future cannot be considered as well assured. B - generally lack characteristics of the desirable investment. Caa - are of poor standing; such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - speculative in a high degree; often in default. C - lowest rate class of bonds;
regarded as having extremely poor prospects.

     Moody's also applies numerical indicators 1, 2, and 3 to rating categories.
The modifier 1 indicates that the security is in the higher end of its rating category; 2 indicates a mid-range ranking; and 3 indicates a ranking toward the lower end of the category.

     Excerpts from Standard & Poor's Rating Group ("S&P") description of its bond ratings:

     AAA - highest grade obligations; capacity to pay interest and repay principal is extremely strong. AA - also qualify as high grade obligations; a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree. A - regarded as upper medium grade; they have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. BBB - regarded as having an adequate capacity to pay interest and repay principal; whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity than in higher rated categories - this group is the lowest which qualifies for commercial bank investment. BB, B, CCC, CC, C- predominately speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligation: BB indicates the lowest degree of speculation and C the highest.

     S&P applies indicators "+", no character, and "-" to its rating categories.
The indicators show relative standing within the major rating categories.


  DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

     Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

     MIB 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

                                        A1

         DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest:

     PRIME-1: Issuers rates Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.


                DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:
                              INVESTMENT GRADE

     AAA:  Debt rated "AAA" has the  highest  rating  assigned  by S&P.
Capacity to pay  interest  and repay  principal  is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.


                                SPECULATIVE GRADE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and repayment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                        A2

      DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND
                          SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issued determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.


        DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT
                               COMMERCIAL PAPER:

     An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                        A3

                         PART C. OTHER INFORMATION

Item 23. Exhibits

    Exhibits

     (a) (1) Amended and Restated Agreement and Declaration of
                 Trust  3/19/96 (1)
         (2) Amendment to the Restated Agreement and Declaration of
                 Trust adding the Managed Global Series  6/10/96 (2)
         (3) Amendment to the Restated Agreement and Declaration of
                 Trust changing the name of the Natural Resources Series
                 to the Hard Assets Series and adding the Mid-Cap
                 Growth Series  1/23/97 (43)
         (4) Amendment to the Restated Agreement and Declaration of
                 Trust redesignating the Global Equity Series as the Managed
                 Global Series; terminating the Mid-Cap Growth Series-added
                 January 23, 1997; adding the Mid-Cap Growth Series, Research
                 Series, Total Return Series, Growth & Income Series, Value +
                 Growth Series, Global Fixed Income Series, Growth Opportunities
                 Series & Developing World Series  1/12/98 (3)
         (5) Amendment to the Restated Agreement and Declaration of
                 Trust adding Large Cap Value Series and the International
                 Equity Series, also to change the names of the Multiple
                 Allocation Series to the Equity Income Series and Value +
                 Growth Series to the Growth Series  2/16/99    (43)
         (6) Amendment to the Restated Agreement and Declaration of
                 Trust changing the name of the Growth & Income Series
                 to the Capital Growth Series  6/30/99  (43)
         (7) Amendment to the Restated Agreement and Declaration of
                 Trust adding the Investors Series, All Cap Series
                 and the Large Cap Growth Series  8/17/99   (43)
         (8) Amendment to the Restated Agreement and Declaration of
                 Trust adding the Diversified Mid-Cap Series, Asset
                 Allocation Growth Series and the Special Situations
                 Series  5/18/00  (45)

     (b)   By-laws (17)

     (c)   Instruments Defining Rights of Security Holders (18)

     (d) (1) (A) Management Agreement for all Series except The
                  Fund For Life (4)
             (B) Addendum to the Management Agreement, Mid-Cap Growth
                  Series, Research Series, Total Return Series, Growth &
                  Income Series, Value + Growth Series, Global Fixed
                  Income Series, Growth Opportunities Series & Developing
                  World Series  1/2/98  (43)
             (C) Addendum to the Management Agreement, adding
                  International Equity Series and the Large Cap
                  Value Series  2/16/99 (43)
             (D) Addendum to the Management Agreement, adding
                  Investors Series, All Cap Series and the
                  Large Cap Growth Series  8/17/99  (43)
             (E) Addendum to the Management Agreement, adding Diversified
                 Mid-Cap Series, Asset Allocation Growth Series and the
                 Special Situations Series  5/18/00 (45)
             (F) Addendum to the Management Agreement, adding International
                  Equity Series  11/16/00 -- filed electronically herewith
             (G) Management Agreement for The Fund For Life (19)

         (2)     Portfolio Management Agreements

             (A) Portfolio Management Agreement with T. Rowe
                  Price Associates, Inc. (5)
             (B) Portfolio Management Agreement with ING Investment
                  Management LLC, formerly Equitable Investment
                  Services, Inc. (6)
             (C) Portfolio Management Agreement with Kayne
                  Anderson Investment Management, LLC. (7)
             (D) Addendum to the Kayne Anderson Investment Management, LLC
                  Agreement (43)
             (E) Portfolio Management Agreement with Eagle
                  Asset Management, Inc. (8)
             (F) Portfolio Management Agreement with
                  Massachusetts Financial Services Company (9)
             (G) Portfolio Management Agreement with
                  Baring International Investment Limited (20)
             (H) Portfolio Management Agreement with
                  A I M Capital Management, Inc. (21)
             (I) Portfolio Management Agreement with
                  Janus Capital Corporation  (22)
             (J) Portfolio Management Agreement with
                  Alliance Capital Management L.P. (23)
             (K) Schedule Pages for T. Rowe Price Associates, Inc. (24)
             (L) Portfolio Management Agreement with Salomon Smith
                  Barney Asset Management, Inc. (44)
             (M) Portfolio Management Agreement with Capital Guardian
                  Trust Company (44)
             (N) Form of Portfolio Management Agreement with The Prudential
                  Investment Corporation (44)
             (O) Addendum to the A I M Capital Management, Inc. Agreement (44)
             (P) Addendum to the Baring International Investment Limited
                  Agreement (44)
             (Q) Addendum to the Capital Guardian Trust Company
                  Agreement (44)
             (R) Form of Portfolio Management Agreement with Fidelity
                  Management & Research Company  (45)
             (S) Form of Sub-Advisory Agreement between Fidelity Management
                  & Research Company and Fidelity Investments Money Management,
                  Inc.  (45)
             (T) Form of Addendum to the Janus Capital Corporation Agreement(45)
             (U) Form of Portfolio Management Agreement with ING Pilgrim
                  Investments, Inc. -- filed electronically herewith

       (3)  Administrative Services Agreement for The Fund For Life (25)

       (4)   (A) Administration and Fund Accounting Agreement among the Trust,
                  Directed Services, Inc., and PFPC, Inc. (formerly, First Data
                  Corporation) (26)
             (B) Consent to Transaction signed by Directed Services, Inc. and
                  The GCG Trust dated 9/9/99  (45)

   (e)  Distribution Agreement (10)

   (f)  Not Applicable

   (g) (1)  Custodial Agreement with The Bank of New York (44)

   (h) (1) (A) Transfer Agency and Service Agreement  (27)
           (B) Addendum to the Transfer Agency and Service
                Agreement for The Fund For Life, Zero Target 2002
                Series, and Capital Appreciation Series (12)

       (2) (A) Organizational Agreement for Golden American
                Life Insurance Company (28)
           (B) Assignment Agreement for Organizational Agreement (29)
           (C) Organizational Agreement for The Mutual
                Benefit Life Insurance Company (30)
           (D) Assignment Agreement for Organizational Agreement (31)
           (E) Addendum to Organizational Agreement adding
                Market Manager Series and Value Equity Series (13)
           (F) Addendum to the Organizational Agreement adding the Strategic Equity Series (32)
           (G) Addendum to the Organizational Agreement adding the Small Cap Series (14)
           (H) Addendum to the Organizational Agreement adding
                Managed Global Series (15)
           (I) Addendum to the Organizational Agreement adding
                Mid-Cap Growth Series, Research Series, Total Return
                Series, Growth & Income Series, Value & Growth, Global
                Fixed Income Series, Growth Opportunities Series, and
                Developing World Series (11)
           (J) Addendum to the Organizational Agreement adding
                International Equity Series and the Large Cap
                Value Series  2/16/99 (44)
           (K) Addendum to the Organizational Agreement adding
                Investors Series, All Cap Series and the
                Large Cap Growth Series  6/15/99 (44)
           (L) Addendum to the Organizational Agreement adding
                Diversified Mid-Cap Series, Asset Allocation Growth Series and the Special Situations Series 5/18/00 (45)
           (M) Addendum to the Organizational Agreement adding
                International Equity Series -- filed electronically herewith

       (3) (A) Settlement Agreement for Golden American Life
                Insurance Company (33)
           (B) Assignment Agreement for Settlement Agreement (16)
           (C) Settlement Agreement for The Mutual Benefit Life
                Insurance Company (34)
           (D) Assignment Agreement for Settlement Agreement (35)

       (4)  Indemnification Agreement (36)

       (5) (A) Expense Reimbursement Agreement  (37)
           (B) Amendment No. 1 to the Expense Reimbursement Agreement (38)
           (C) Amendment No. 2 to the Expense Reimbursement Agreement (39)
           (D) Amendment No. 3 to the Expense Reimbursement Agreement (40)
           (E) Amendment No. 4 to the Expense Reimbursement Agreement (41)

   (i) Consent of Sutherland Asbill & Brennan LLP -- filed electronically herewith

   (j)  Not Applicable

   (k)  Not Applicable

   (l)  Initial Capital Agreement (42)

   (m)  Not Applicable

   (n)  Not Applicable

   (o)  Not Applicable

   (p)  Other Exhibits

        (1) Powers of Attorney -- filed electronically herewith

        (2) ING Group affiliate list  (45)

        (3) The GCG Trust Code of Ethics  (45)

        (4) Fidelity Management & Research Company Code of Ethics (45)

        (5) Janus Capital Corporation Code of Ethics (45)

        (6) ING Pilgrim Investments, Inc. Code of Ethics  -- filed electronically herewith
_________________________________

  (1)  Incorporated by reference to Exhibit 1(a) of Post-Effective
        Amendment No. 25 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 2, 1996, File No. 33-23512.

   (2)  Incorporated by reference to Exhibit 1(b) of Post-Effective
        Amendment No. 27 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on June 14, 1996, File No. 33-23512.

   (3)  Incorporated by reference to Exhibit (b)1(c) of Post-Effective
        Amendment No. 33 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on September 2, 1997, File No. 33-23512.

   (4)  Incorporated by reference to Exhibit 5(a)(i) of Post-Effective
        Amendment No. 35 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (5)  Incorporated by reference to Exhibit 5(b)(iv) of Post-Effective
        Amendment No. 35 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (6)  Incorporated by reference to Exhibit 5(b)(vi) of Post-Effective
        Amendment No. 35 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (7)  Incorporated by reference to Exhibit 5(b)(ix) of Post-Effective
        Amendment No. 35 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (8)  Incorporated by reference to Exhibit 5(b)(xi) of Post-Effective
        Amendment No. 35 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on November 26, 1997, File No. 33-23512.

   (9)  Incorporated by reference to Exhibit 5(b)(xii) of Post-Effective
        Amendment No. 33 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on September 2, 1997, File No. 33-23512.

  (10)  Incorporated by reference to Exhibit 6 of Post-Effective
        Amendment No. 27 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on June 14, 1996, File No. 33-23512.

  (11)  Incorporated by reference to Exhibit 9(b)(ix) of Post-Effective
        Amendment No. 33 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on September 2, 1997, File No. 33-23512.

  (12)  Incorporated by reference to Exhibit 9(a)(ii) of Post-Effective
        Amendment No. 35 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (13)  Incorporated by reference to Exhibit 9(b)(v) of Post-Effective
        Amendment No. 35 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (14)  Incorporated by reference to Exhibit 9(b)(vii) of Post-Effective
        Amendment No. 24 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on December 22, 1995, File No. 33-23512.

  (15)  Incorporated by reference to Exhibit 9(b)(viii) of Post-Effective
        Amendment No. 27 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on June 14, 1996, File No. 33-23512.

  (16)  Incorporated by reference to Exhibit 9(c)(ii) of Post-Effective
        Amendment No. 35 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on November 26, 1997, File No. 33-23512.

  (17)  Incorporated by reference to Exhibit (b) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (18)  Incorporated by reference to Exhibit (c) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (19)  Incorporated by reference to Exhibit (d)(1)(B) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (20)  Incorporated by reference to Exhibit (d)(2)(K) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (21)  Incorporated by reference to Exhibit (d)(2)(L) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (22)  Incorporated by reference to Exhibit (d)(2)(M) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (23)  Incorporated by reference to Exhibit (d)(2)(N) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (24)  Incorporated by reference to Exhibit (d)(2)(O) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (25)  Incorporated by reference to Exhibit (d)(3) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (26)  Incorporated by reference to Exhibit (d)(4) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (27)  Incorporated by reference to Exhibit (h)(1)(A) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (28)  Incorporated by reference to Exhibit (h)(2)(A) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (29)  Incorporated by reference to Exhibit (h)(2)(B) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (30)  Incorporated by reference to Exhibit 9(b)(iii) of Post-Effective
        Amendment No. 35 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on November 26, 1997 File No. 33-23512.

  (31)  Incorporated by reference to Exhibit (h)(2)(D) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (32)  Incorporated by reference to Exhibit (h)(2)(F) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (33)  Incorporated by reference to Exhibit (h)(3)(A) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (34)  Incorporated by reference to Exhibit (h)(3)(C) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (35)  Incorporated by reference to Exhibit (h)(3)(D) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (36)  Incorporated by reference to Exhibit (h)(4) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (37)  Incorporated by reference to Exhibit (h)(5)(A) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (38)  Incorporated by reference to Exhibit (h)(5)(B) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (39)  Incorporated by reference to Exhibit (h)(5)(C) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (40)  Incorporated by reference to Exhibit (h)(5)(D) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (41)  Incorporated by reference to Exhibit (h)(5)(E) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (42)  Incorporated by reference to Exhibit (l)(1) of Post-Effective
        Amendment No. 40 to the Registration Statement on Form N-1A of
        The GCG Trust as filed on May 3, 1999 File No. 33-23512.

  (43) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of The GCG Trust as filed on November 8, 1999 File No. 33-23512.

  (44) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of The GCG Trust as filed on February 29, 2000 File No. 33-23512.

  (45) Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.


Item 24.  Persons Controlled by or Under Control with Registrant.

        As of the date of this Post-Effective Amendment, a separate account of Security Equity Life Insurance Company; a separate account of Equitable Life Insurance Company of Iowa; Golden
        American Life Insurance Company and its separate account;
        and First Golden American Life Insurance Company of New York own all of the outstanding shares of the Registrant.

        Security Equity Life Insurance Company, a separate account of
        Equitable Life Insurance Company of Iowa, Golden American Life
        Insurance Company and First Golden American Life Insurance Company of New York are required to vote fund shares in accordance with instructions received from owners of variable life insurance and annuity contracts funded by separate accounts of the relevant company.

        The subsidiaries of ING Groep N.V. are incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement on
        Form N-1A of The GCG Trust as filed on July 14, 2000 File No. 33-23512.

Item 25.       Indemnification.

        Reference is made to Article V, Section 5.4 of the Registrant's
        Agreement and Declaration of Trust, which is incorporated by reference herein.

        Pursuant to Indemnification Agreements between the Trust and each Independent Trustee, the Trust indemnifies each Independent Trustee against any liabilities resulting from the Independent Trustee's serving in such capacity, provided that the Trustee has not engaged in certain disabling conduct.

        The Trust has a management agreement with Directed Services Inc.
        ("DSI"), and The Trust and DSI have various portfolio management agreements with the portfolio managers (the "Agreements").
        Generally, the Trust will indemnify DSI and the portfolio managers under the Agreements for acts and omissions by DSI and/or the portfolio managers. Also, DSI will indemnify the portfolio managers under the Agreements for acts and omissions by the portfolio managers. Neither DSI nor the portfolio managers are indemnified for acts or omissions where DSI and/or the portfolio managers commit willful misfeasance, bad faith, gross negligence and/or by reason of reckless disregard.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Agreement and Declaration of Trust, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons or the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Adviser.

                                 Directed Services, Inc.

        The Manager of all Series of the Trust is Directed Services, Inc.
("DSI"). The directors and officers of the Manager have, during the past two fiscal years, had substantial affiliations with Golden American Life
Insurance Company ("Golden American") and Equitable of Iowa Companies ("EIC") and its affiliates. Unless otherwise indicated below all officers of DSI have a principal business address of 1475 Dunwoody Drive, West Chester, Pennsylvania 19380. Most directors of DSI are employees of either EIC or one of its affiliates and each serves as a director of some or all of EIC's subsidiaries. In addition to DSI and Golden American, EIC's subsidiaries are Equitable Life Insurance Company of Iowa ("Equitable Life"), Equitable
American Insurance Company ("Equitable American") USG Annuity & Life Company
("USG") and Locust Street Securities. EIC's principal business address 909
Locust Street, Des Moines, Iowa  50306.


Name                          Position With Adviser              Other Affiliations

Myles R. Tashman              Director, Executive Vice           Director, Executive Vice President, General
                                President, Secretary and         Counsel, and Secretary of Golden American
                                General Counsel                  Life Insurance Company, Inc. and First
                                                                 Golden American Insurance Company of New
                                                                 York, and Secretary, The GCG Trust.

James R. McInnis              President                          Executive Vice President of Golden
                                                                 American Life Insurance Company and
                                                                 First Golden American Life Insurance
                                                                 Company of New York.

Barnett Chernow               Director and                       President of Golden American
                                Executive Vice President         Life Insurance Company and  First Golden
                                                                 American Life Insurance Company of New
                                                                 York; Vice President of Equitable Life
                                                                 Insurance Company of Iowa and USG
                                                                 Annuity & Life Company; and President,
                                                                 Chairmand and Trustee of The GCG Trust.

Stephen J. Preston            Executive Vice President           Executive Vice President and Chief Actuary
                                                                 Golden American Life Insurance Company,
                                                                 Inc. and First Golden American Life
                                                                 Insurance Company of New York

David S. Pendergrass          Treasurer                          Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390



David L. Jacobson             Senior Vice President              Senior Vice President and Assistant
                                                                 Secretary of Golden American Life Insurance
                                                                 Company, Inc. and First Golden American
                                                                 Life Insurance Company of New York



                    T. Rowe Price Associates, Inc.

For information regarding T. Rowe Price Associates, Inc., reference is made to Form ADV of T. Rowe Price Associates, Inc., SEC File No. 801-00856, which is incorporated by reference.


                 Kayne Anderson Investment Management, LLC

For information regarding Kayne Anderson Investment Management, LLC, reference is made to Form ADV of Kayne Anderson Investment Management, LLC, SEC File No. 801-24241, which is incorporated by reference.

                      Eagle Asset Management, Inc.

For information regarding Eagle Asset Management, Inc., reference is made to Form ADV of Eagle Asset Management, Inc., SEC File No. 801-21343, which is incorporated by reference.

                      EII Realty Securities, Inc.

For information regarding EII Realty Securities, Inc., reference is made to Form ADV of EII Realty Securities, Inc., SEC File No. 801-44099, which is incorporated herein by reference.

                     A I M Capital Management, Inc.

For information regarding A I M Capital Management, Inc., reference is made to Form ADV of A I M Capital Management, Inc., SEC File No. 801-15211, which is incorporated by refereence.

                     ING Investment Management, LLC

For information regarding ING Investment Management, LLC, reference is made to Form ADV of ING Investment Management, LLC, SEC File No. 801-15160, which is incorporated by reference.

               Baring International Investment Limited

For information regarding Baring International Investment Limited, reference is made to Form ADV of Baring International Investment Limited, SEC File No. 801-15160, which is incorporated by reference.

                 Massachusetts Financial Services Company

For information regarding Massachusetts Financial Services Company, reference is made to Form ADV of Massachusetts Financial Services Company, SEC File No. 801-15160, which is incorporated by reference.

                    Janus Capital Corporation

For information regarding Janus Capital Corporation reference is made to Form ADV of Janus Capital Corporation, SEC File No. 801-13991, which is incorporated by reference.

                    Alliance Capital Management L.P.

For information regarding Alliance Capital Management L.P. reference is made to Form ADV of Alliance Capital Management L.P., SEC File No. 801-32361, which is incorporated by reference.


                  Salomon Smith Barney Asset Management, Inc.

For information regarding Salomon Smith Barney Asset Management, Inc., reference is made to Form ADV of Salomon Smith Barney Asset Management, Inc., SEC File No. 801-32046, which is incorporated by reference.


                  The Prudential Investment Corporation

For information regarding The Prudential Investment Corporation reference is made to Form ADV of The Prudential Investment Corporation SEC File
No. 801-22808, which is incorporated by reference.

                       Capital Guardian Trust Company

The information as to the directors and officers of Capital Guardian Trust company is set forth below. to the knowledge of the Trust, none of the directors or officers of Capital Guardian is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except as set forth below.

These persons may be contacted c/o Capital Guardian Trust Company, 333 South Hope Street, Los Angeles, California 90071.

Donnalisa Barnum, Senior Vice President of Capital Guardian Trust Company. Vice President, Capital International Limited.

Andrew F. Barth, Director of Capital Guardian Trust Company. Executive Vice President and Research Manager, Capital Guardian Research Company.

Michael D. Beckman, Senior Vice President, Treasurer and Director of Capital Guardian Trust Company. Director, Capital Guardian Trust Company of Nevada; and Treasurer, Capital Guardian Research Company.

Elizabeth A. Burns, Senior Vice President of Capital Guardian Trust Company.

Larry P. Clemmensen, Director of Capital Guardian Trust Company and American Funds Distributors, Inc. Chairman of the Board, American Funds Service Company; Director and President, The Capital Group Companies, Inc.; Senior Vice President and Director, Capital Research and Management Company; President and Director, Capital Management Services, Inc.; Treasurer, Capital Strategy Research, Inc.; and Senior Vice President, Capital Income Builder, Inc. and Capital World Growth & Income Fund, Inc.

Roberta A. Conroy, Senior Vice President, Director and Counsel of Capital Guardian Trust Company. Senior Vice President and Secretary, Capital International, Inc. and Emerging Markets Growth Fund, Inc.; Assistant General Counsel, The Capital Group Companies, Inc.; and Secretary. Capital Management Services, Inc.

John B. Emerson, Senior Vice President of Capital Guardian Trust Company. Deputy Assistant to the President for Intergovernmental Affairs and Deputy Director of Presidential Personnel, The White House.

Michael E. Ericksen, Senior Vice President of Capital Guardian Trust Company. Senior Vice President, Capital International, Limited.

David I. Fisher, Chairman and Director of The Capital Group Companies, Inc. and Capital Guardian Trust Company. Vice Chairman and Director, Capital International, Inc., Capital International K.K., Capital International Limited and Emerging Markets Growth Fund, Inc.; President and Director, Capital Group International, Inc. and Capital International Limited (Bermuda); Presidente du Conseil, Capital International S.A.; and Director, Capital Group Research, Inc., Capital Research International, EuroPacific Growth Fund and New Perspective Fund.

William Flumenbaum, Senior Vice President of Capital Guardian Trust Company Personal Investment Management Division. Vice President, Capital Guardian Trust Company, a Nevada Corporation; Director, Principal Gifts - UCLA Development; Executive Director, UCLA Jonsson Cancer Center Foundation; and Deputy Director, UCLA Health Science Development.

Richard N. Havas, Senior Vice President of Capital Guardian Trust Company, Capital International Limited, Capital Research International and Capital Guardian Canada, Inc.

Frederick M. Hughes, Jr., Senior Vice President of Capital Guardian Trust
Company.

William H. Hurt, Senior Vice President and Director of Capital Guardian Trust Company. Chairman, Capital Guardian Trust Company of Nevada and Capital Strategy Research, Inc.

Robert G. Kirby, Chairman Emeritus of Capital Guardian Trust Company. Senior Partner, The Capital Group Partners L.P.

Nancy J. Kyle, Senior Vice President and Director of Capital Guardian Trust Company. President, Capital Guardian Canada, Inc. and Vice President, Emerging Markets Growth Fund, Inc.

Karin L. Larson, Director of Capital Guardian Trust Company and The Capital Group Companies, Inc. President, Director and Director of Research, Capital Guardian Research Company; Chairperson, President and Director, Capital Group Research, Inc.; and President, Director and Director of International Research, Capital Research International.

D. James Martin, Director of Capital Guardian Trust Company. Senior Vice President and Director, Capital Guardian Research Company.

John R. McIlwraith, Senior Vice President and Director of Capital Guardian Trust Company. Senior Vice President and Director, Capital International Limited.

James R. Mulally, Senior Vice President and Director of Capital Guardian Trust Company. Senior Vice President, Capital International Limited; Director, Capital Guardian Research Company; and Vice President, Capital Research Company.

Shelby Notkin, Senior Vice President of Capital Guardian Trust Company. Director, Capital Guardian Trust Company of Nevada.

Mary M. O'Hern, Senior Vice President of Capital Guardian Trust Company and Capital International Limited; Vice President, Capital International, Inc.

Jeffrey C. Paster, Senior Vice President of Capital Guardian Trust Company.

Robert V. Pennington, Senior Vice President of Capital Guardian Trust Company; President, Capital Guardian Trust Company of Nevada.

Jason M. Pilalas, Director of Capital Guardian Trust Company. Senior Vice President and Director, Capital Guardian Research Company.

Robert Ronus, President and Director of Capital Guardian Trust Company. Chairman and Director, Capital Guardian Canada, Inc., Capital Guardian Research Company and Capital Research International; Director, The Capital Group Companies, Inc., Capital Group International, Inc. and Capital International Fund S.A.; Directeur, Capital International S.A.; and Senior Vice President, Capital International Limited.

Theodore R. Samuels, Senior Vice President and Director of Capital Guardian Trust Company. Director, Capital Guardian Research Company.

Lionel A. Sauvage, Senior Vice President of Capital Guardian Trust Company. Director, Capital Guardian Research Company; and Vice President, Capital International Research, Inc.

John H. Seiter, Executive Vice President of Client Relations & Marketing and Director of Capital Guardian Trust Company. Senior Vice President, Capital Group International, Inc.; and Vice President, The Capital Group Companies, Inc.

Robert L. Spare, Senior Vice President of Capital Guardian Trust Company.

Eugene P. Stein, Executive Vice President and Director of Capital Guardian Trust Company. Director, Capital Guardian Research Company.

Bente L. Strong, Senior Vice President of Capital Guardian Trust Company Personal Investment Management Division. Publisher, Capital Publishing's The American Benefactor Magazine.

Philip A. Swan, Senior Vice President of Capital Guardian Trust Company.

Shaw B. Wagener, Director of Capital Guardian Trust Company, Capital International Asia Pacific Management Company, S.A., Capital International Management Company, Capital International Emerging Countries Fund and Capital International Latin American Fund. President and Director, Capital International, Inc.; and Senior Vice President, Capital Group International, Inc. and Emerging Markets Growth Fund, Inc.

Eugene M. Waldron, Senior Vice President of Capital Guardian Trust Company. Vice President, Loomis, Sayles & Company.

N. Dexter Williams, Senior Vice President of Capital Guardian Trust Company Personal Investment Management Division. Senior Vice President, American Funds Distributors, Inc.

                  Fidelity Management & Research Company

For information regarding Fidelity Management & Research Company reference is made to Form ADV of Fidelity Investment Management SEC File No. 801-7884, which is incorporated by reference.

                  ING Pilgrim Investments, Inc.

For information regarding ING Pilgrim Investments, Inc. reference is made to Form ADV of ING Pilgrim Investment, Inc. SEC File No. 801-48282, which is incorporated by reference.

Item 27.       Principal Underwriters.

     (a)  Directed Services, Inc. serves as Distributor of Shares of The GCG
          Trust.

     (b) The following officers of Directed Services, Inc. hold positions with the registrant: Barnett Chernow, Vice President, and Myles
          R. Tashman, Secretary.

NAME and PRINCIPAL            POSITIONS and OFFICES              POSITIONS and OFFICES
BUSINESS ADDRESS              with UNDERWRITER                   with FUND

Barnett Chernow               Director and Executive             President, Chairman and
Golden American Life            Vice President                    Trustee
Insurance Co.
1475 Dunwoody Drive
West Chester, PA 19380

Myles R. Tashman              Director, Executive Vice           Secretary
Golden American Life          President, Secretary and
Insurance Co.                   General Counsel
1475 Dunwoody Drive
West Chester, PA 19380


     (c)    Not Applicable (Underwriter Receives No Compensation)

Item 28.  Location of Accounts and Records.

        The Trust maintains its books of account for each Series as required by Section 31(a) of the 1940 Act and rules thereunder at its principal office at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478. The Trust's books of account are also kept at the offices of PFPC Inc., 3200 Horizon Drive, P.O. Box 61503, King of Prussia, Pennsylvania 19406-0903.

Item 29.   Management Services.

        There are no management-related service contracts not discussed in Part A or Part B.

                                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 33-23512) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of West Chester, and the Commonwealth of Pennsylvania, on December
1, 2000.


                                            THE GCG TRUST
                                            (Registrant)



                                            --------------------------
                                            Barnett Chernow*
                                            President
*By:  /s/Marilyn Talman
      ---------------------
      Marilyn Talman
      as Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A (File No. 33-23512) has been duly signed below by the following persons on behalf of The GCG Trust in the capacity indicated on December 1, 2000.


Signature                                      Title

                                               Chairman, President and
                                               Trustee
----------------------
Barnett Chernow*

                                               Trustee
----------------------
John R. Barmeyer*

                                               Trustee
----------------------
J. Michael Earley*

                                               Trustee
----------------------
R. Barbara Gitenstein*

                                               Trustee
----------------------
Robert A. Grayson*

                                               Trustee
----------------------
Elizabeth J. Newell

                                               Trustee
----------------------
Stanley B. Seidler*

                                               Trustee
----------------------
Roger B. Vincent*


*By:           /s/ Marilyn Talman
               -----------------------
               Marilyn Talman
               as Attorney-in-Fact

            EXHIBIT INDEX


Number     Exhibit Name                                              Exhibit
------     ------------                                              -------
(d)(1)(F)  Addendum to the Management Agreement adding               EX99.d1f
           International Equity Series  11/16/00

(d)(2)(U)  Form of Portfolio Management Agreement with ING           EX99.d2u
           Pilgrim Investments, Inc.

(h)(2)(m)  Addendum to the Organizational Agreement adding           EX99.h2m
           International Equity Series  11/23/00

(i)        Consent of Sutherland Asbill & Brennan LLP                EX99.i

(p)(1)     Powers of Attorney                                        EX99.p1

(p)(6)     ING Pilgrim Investments' Inc. Code of Ethics              EX99.p6